                                         1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 68 ........................        X
                                ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 69 .......................................        X
                 ----                                             ------

                               MTB GROUP OF FUNDS
                          (Retail/Institutional Funds)

             (Exact Name of Registrant as Specified in Charter)

          5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                  (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                                 Reed Smith LLP
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
 _ _ on April 27, 2006 pursuant to paragraph (b)(1)(iii)
_ 60 days after filing pursuant to paragraph(a) (i)
on _______________ pursuant to paragraph (a) (i)
 _ 75 days after filing pursuant to paragraph (a)(ii)
on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin &Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of MTB Group of Funds]

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April 30, 2006 : PROSPECTUS

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Introduction – Information Common to All Portfolios

Each portfolio (each, a “Fund”) of MTB Group of Funds (the “Trust”) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor invests each Fund’s assets in a way that he or she believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

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Fund Goals, Strategies,
Risks and Performance	1
MTB Managed Allocation Fund –
Conservative Growth II	3
MTB Managed Allocation Fund –
Moderate Growth II	6
MTB Managed Allocation Fund –
Aggressive Growth II	9
MTB Large Cap Value Fund II	14
MTB Large Cap Growth Fund II	16
Principal Securities of the Funds	18
Other Investment Strategies	21
Specific Risks of Investing in the Funds	22
How are Shares Priced?	24
How are the Funds Sold?	25
How to Purchase, Redeem and
Exchange Shares	26
Account and Share Information	27
Who Manages the Funds?	28
Financial Information	31
How to Obtain More Information
About MTB Funds	34

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Managed by MTB Investment Advisors, Inc. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MTB Funds	•	Are NOT FDIC Insured	•	Have No Bank Guarantee	•	May Lose Value

MTB GROUP OF FUNDS

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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This prospectus of the MTB Group of Funds (Trust) offers shares of MTB Managed Allocation Fund – Conservative Growth II (Conservative Growth Fund II), MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II), MTB Managed Allocation Fund – Aggressive Growth II (Aggressive Growth Fund II), MTB Large Cap Value Fund II (Large Cap Value Fund II) and MTB Large Cap Growth Fund II (Large Cap Growth Fund II) (Fund, or Funds), each of which is a portfolio of the Trust. The Funds are managed by MTB Investment Advisors, Inc. (Advisor). Large Cap Value Fund II is subadvised by NWQ Investment Management Company LLC.

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Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.

The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. The Funds are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate.

This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.

This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.

The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds’ Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table), and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

The Shares of the Funds offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

CUSIP: 55376V820

Goal

To seek capital appreciation and income.

Strategy

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The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in Fixed Income Securities (Underlying Fixed Income Funds), but at times the amount allocated to Underlying Funds that invest primarily in Equity Securities (Underlying Equity Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.

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Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Conservative Growth II Assets)

MONEY MARKET FUNDS	0-50%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	35-70%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	5-35%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

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  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

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Risk/Return Bar Chart and Average Annual Total Return Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(2)	28.90%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(3)	29.40%

Fee Waivers and/or Expense Reimbursements(1)	28.66%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, through April 30, 2007.
(2)	Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other operating expenses paid by the Fund (after the reimbursement) were 0.49% for the period ending December 31, 2005.
(3)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2005 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.42%; Fixed Income Funds: 0.67% to 0.84%; and Equity Funds: 0.99% to 1.44%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund with waivers
in place	$76	$237	$411	$918

If waivers had not been
in place	$2,581	$6,008	$7,967	$9,934

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MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

CUSIP: 55376T577

Goal

To seek capital appreciation and, secondarily, income.

Strategy

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The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.

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Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Moderate Growth II Assets)
MONEY MARKET FUNDS	0-45%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	15-50%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	40-70%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.

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  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.

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  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

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  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

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  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information

Risk/Return Bar Chart and Average Annual Total Return Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

Best Quarter
10.01%
6/30/2003

Worst Quarter
(2.10)%
3/31/2003

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable annuity life insurance contract. If contract charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2006 to March 31, 2006 was 3.94%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Index returns shown do not reflect taxes, sales charge, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance(1)

Return Before Taxes	4.00%	5.39%

S&P 500	4.92%	7.31%

LBAB	2.43%	4.83%

(1) The Fund’s start of performance date was June 17, 2002.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(2)	0.31%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(3)	0.81%

Fee Waivers and/or Expense Reimbursements(1)	0.07%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, through April 30, 2007.
(2)	Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.
(3)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2005 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.42% Fixed Income Funds: 0.67% to 0.84%; and Equity Funds: 1.03% to 1.44%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund with waivers
in place	$76	$237	$411	$918

If waivers had not been
in place	$83	$259	$450	$1,002

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MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

CUSIP: 55376V812

Goal

To seek capital appreciation.

Strategy

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The Fund seeks to achieve its objective by investing in a combination of underlying MTB Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds”.

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Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation Fund –
ASSET CLASS	Aggressive Growth II Assets)
MONEY MARKET FUNDS	0-20%
U.S. Treasury Money Market Fund
Prime Money Market Fund
Money Market Fund

FIXED INCOME FUNDS	0-30%
Short Duration Government Bond Fund
U.S. Government Bond Fund
Intermediate-Term Bond Fund
Income Fund
Short-Term Corporate Bond Fund

EQUITY FUNDS	70-100%
Large Cap Value Fund
Large Cap Stock Fund
Large Cap Growth Fund
Mid Cap Stock Fund
Small Cap Stock Fund
International Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Equity Income Fund

Risks

Equity Securities involve stock market risk, risks related to investing for growth and/or value, and risks related to company size. Fixed Income Securities involve interest rate risks, credit risks, call risks, and prepayment risks. Foreign Securities involve risks of foreign investing, and junk bonds involve risks associated with non-investment grade securities. Following are the principal risks associated with an investment in the Fund:

  Stock Market Risk – The risk posed by the fact that the values of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.


  Credit Risks – The possibility that an issuer will default on a security by failing to pay interest or principal when due.


  Risks associated with Non-Investment Grade Securities – Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.


  Call Risks – The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.


  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
  Expenses of Investing in Other Funds – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Performance Information


Risk/Return Bar Chart and Average Annual Total Return Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)	0.25%

Distribution (12b-1) Fee	0.25%

Other Expenses(2)	34.37%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)(3)	34.87%

Fee Waivers and/or Expense Reimbursements(1)	34.13%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	0.74%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 0.74% of the Fund’s average daily net assets, through April 30, 2007.
(2)	Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other operating expenses paid by the Fund (after the reimbursement) were 0.49% for the fiscal year ending December 31, 2005.
(3)	The Fund’s shareholders indirectly bear the expenses of the Underlying Funds in which the Fund invests. The Fund’s indirect expense from investing in the Underlying Funds varies, based upon the average allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations), all of which will vary from time to time. For the six months ended October 31, 2005 (the semi-fiscal year period of the Underlying Funds), the ranges of such total operating expenses of the Underlying Funds, by category, were as follows: Money Market Funds: 0.42%; Fixed Income Funds: 0.67% to 0.73%; and Equity Funds: 1.03% to 1.44%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund with waivers
in place	$76	$237	$411	$918

If waivers had not been
in place	$2,966	$6,505	$8,246	$9,645

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Summary of Goals, Strategies and Risks of the Underlying Funds

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “Principal Securities of the Funds” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in the other MTB Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is available for investment directly by the general public.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

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Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments.

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Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate-Term Bond Fund and U.S.

Government Bond Fund, while preservation of capital is a secondary goal of Short Duration Government Bond Fund. Capital growth is a secondary goal of the Income Fund.

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Strategies – Principal Securities. Intermediate-Term Bond Fund, Income Fund and Short-Term Corporate Bond Fund may invest primarily in Treasury Securities, Agency Securities, Corporate Debt Securities, Mortgage-Backed Securities, Collateralized Mortgage Obligations, Asset-Backed Securities and Bank Instruments. Short Duration Government Bond Fund and U.S. Government Bond Fund may invest primarily in Treasury Securities and Agency Securities.

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Strategies – Duration/Maturity. Under normal market conditions, each of the Underlying Fixed Income Funds seek to maintain certain duration or dollar-weighted average maturity ranges. Short Duration Government Bond Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Intermediate-Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S.

Government Bond Fund will invest primarily in fixed income securities having maturities greater than one year. Income Fund seeks to maintain a dollar-weighted average maturity of 4 to 20 years. Short-Term Corporate Bond Fund seeks to maintain a dollar-weighted average maturity of no more than 3 years.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks, Prepayment Risks and Risks Associated with Non-Investment Grade Securities.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies – Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

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Strategies – Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Stock Fund each invests primarily in “large cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500 Index. As of December 31, 2005 the smallest company in the index had a market capitalization of $660.0 million, the largest company in the index had a market capitalization of $370.3 billion, and the weighted average market capitalization in the index was $22.5 billion. The capitalization range is as of December 31, 2005, and is subject to change. Mid Cap Stock Fund and Mid Cap Growth Fund invest primarily in “mid cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent mid-cap indexes such as the S&P Mid Cap 400 Index and the Russell Mid Cap Index. As of December 31, 2005, the smallest company in the S&P Mid Cap 400 Index had a market capitalization of $420 million, the largest company in the S&P Mid Cap 400 Index had a market capitalization of $14.6 billion, and the weighted average market capitalization of the S&P Mid Cap 400 Index was $2.4 billion. As of June 24, 2005, the largest company in the Russell Mid Cap Index had a market capitalization of $13.7 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $4.7 billion. The capitalization ranges are as of December 31, 2005, and June 24, 2005, respectively, and are subject to change. Small Cap Stock Fund and Small Cap Growth Fund invest primarily in “small cap” securities of companies that have a market capitalization at time of purchase within the market capitalization range of companies in recognized independent small-cap indexes such as the S&P 600 Index and the Russell 2000 Index. As of December 31, 2005, the smallest company in the S&P 600 Index had a market capitalization of $50.0 million, the largest company in the S&P 600 Index had a market capitalization of $3.7 billion, and the weighted average market capitalization in the S&P 600 Index was $880.0 million. As of June 24, 2005, the largest company in the Russell 2000 Index had a market capitalization of $1.8 billion, and the weighted average market capitalization in the Russell 2000 Index was $664.9 million. The capitalization ranges are as of December 31, 2005, and June 24, 2005 respectively, and are subject to change.

Strategies – Style Orientation. International Equity Fund, Large Cap Value Fund and Equity Income Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund use a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Stock Fund use a “blended” approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

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Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size and Risks of Foreign Investing.

Advisor’s Potential Conflict

In managing the three Managed Allocation Funds, the Advisor has the authority to select and substitute the Underlying Funds in which each Managed Allocation Fund will invest. The Advisor is subject to conflict of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and Underlying Funds.

MTB LARGE CAP VALUE FUND II

CUSIP: 55376T650

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of December 31, 2005, the market capitalization of companies in the S&P 500 Index ranged from $660.0 million to $ 370.3 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalization defining large cap companies at time of purchase will likely differ from the range at December 31, 2005.

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Risks

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All mutual funds take risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

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Performance Information

Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

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Best Quarter
19.08%
6/30/2003

Worst Quarter
(3.24)%
3/31/2003

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable annuity life insurance contract. If contract charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2006 to March 31, 2006 was 4.49%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for Standard & Poor’s 500/Barra Value Index (S&P 500/BV) and Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV), each a broad-based market index and the Lipper Large Cap Value Funds Average (LLCVFA), an average of Funds with similar investment objectives. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book companies forming the index. The S&P 500/CV is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. The Fund’s Advisor has changed the benchmark index from S&P 500/BV to S&P 500/CV because the S&P 500/BV will be discontinued in 2006, and the S&P will replace this value style index with the S&P 500/CV. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance(1)

Return Before Taxes	10.29%	6.30%

S&P 500/BV	5.85%	8.09%

S&P 500/CV	8.71%	8.55%

LLCVFA	5.73%	6.27%

(1) The Fund’s start of performance date was May 31, 2002.

Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

The Fund

Management Fee(1)	0.70%

Distribution (12b-1) Fee	0.25%

Other Expenses(2)	1.23%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	2.18%

Fee Waivers and/or Expense Reimbursements(1)	1.18%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	1.00%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 1.00% of the Fund’s average daily net assets, through April 30, 2007.
(2)	Includes a shareholders services fee/account administrative fee which is used to compensate intermediaries for shareholders services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Total other expenses paid by the Fund (after the reimbursement) were 0.75% for the fiscal year ended December 31, 2005.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund with waivers
in place	$102	$318	$552	$1,225

If waivers had not been
in place	$221	$682	$1,170	$2,513

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MTB LARGE CAP GROWTH FUND II

CUSIP: 55376T734

Goal

To provide capital appreciation.

Strategy

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage; and

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  are currently, or have the potential to become industry leaders.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of December 31, 2005, the market capitalization of companies in the S&P 500 Index ranged from $660.0 million to $370.3 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at December 31, 2005.

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Risks

Following are principal risks associated with investment in the Fund:

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  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.
  Risks Related to Investing for Growth – The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

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Performance Information

Risk/Return Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

Risk/Return Bar Chart

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Best Quarter
9.18%
6/30/2003

Worst Quarter
(6.71)%
9/30/2004

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable annuity life insurance contract. If contract charges or fees had been included, the returns would have been lower.

The Fund’s total return for the three-month period from January 1, 2006 to March 31, 2006 was 3.67%.

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), Standard & Poor’s 500/Barra Growth Index (S&P 500/BG) and Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), each a broad-based market index, and the Lipper Large-Cap Growth Funds Average (LLCGFA), an average of Funds with similar investment objectives. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Fund’s Advisor changed the benchmark index from the S&P 500/BG to S&P 500/CG because the S&P 500/BG will be discontinued in 2006, and the S&P will replace this growth style index with the S&P 500/CG. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. Index returns shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2005)

		Start of
	1 Year	Performance(1)

Return Before Taxes	2.02%	1.40%

S&P 500	4.92%	6.35%

S&P 500/BG	4.01%	4.56%

S&P 500/CG	1.14%	4.11%

LLCGFA	6.18%	4.65%

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(1) The Fund’s start of performance date was May 31, 2002.

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Fees and Expenses

Note: The table below and the Example that follows it relate exclusively to the Fund’s Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees

The Fund

Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

The Fund

Management Fee(1)	0.85%

Distribution (12b-1) Fee	0.25%

Other Expenses(2)	1.50%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursement)	2.60%

Fee Waivers and/or Expense Reimbursements(1)	1.60%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense
reimbursements)(1)	1.00%

(1)	The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expenses to not more than 1.00% of the Fund’s average daily net assets, through April 30, 2007.
(2)	Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholders services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for record keeping services. Total other expenses paid by the fund (after the reimbursement) were 0.75% for the fiscal year ended December 31, 2005.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund with waivers
in place	$102	$318	$552	$1,225

If waivers had not been
in place	$263	$808	$1,380	$2,934

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Principal Securities of the Funds

The principal securities of each Fund are marked with an “X”.

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	ConservativeGrowth Fund II	Moderate Growth Fund II*	Aggressive Growth Fund II*	Large Cap Value Fund II	Large Cap Growth Fund II

Equity Securities	X	X	X	X	X

Common Stocks	X	X	X	X	X

Preferred Stocks	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Treasury Securities	X	X	X

Agency Securities	X	X	X

Corporate Debt Securities	X	X	X

Mortgage-Backed Securities	X	X	X

Collateralized Mortgage Obligations (CMOs)	X	X	X

Asset-Backed Securities	X	X	X

Zero Coupon Securities	X	X	X

Bank Instruments	X	X	X	X

Credit Enhancement	X	X	X

Convertible Securities				X	X

Municipal Securities	X	X	X

Municipal Notes	X	X	X

Tax-Exempt Securities	X	X	X

Foreign Securities	X	X	X	X

Depositary Receipts	X	X	X	X	X

Foreign Exchange Contracts	X	X	X

Foreign Government Securities	X	X	X

Securities Lending	X	X	X

Investing in Securities of Other Investment Companies	X	X	X	X	X

Non-Investment Grade Securities	X	X	X

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* Through investment in the Underlying Funds

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The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information.

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Equity Securities

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Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

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Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an “Underlying Fund”) may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

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Non-Investment Grade Securities

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Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Investing in Securities of Other Investment Companies

The Funds, and each Underlying Fund, may invest in securities of other investment companies, including exchange traded Funds (ETF) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. ETFs may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF shares.

Other Investment Strategies

Portfolio Turnover

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Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, may actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

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Temporary Defensive Investments

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The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

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Investment Ratings for Investment Grade Securities

The Advisor or Sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s or Sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

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The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

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The Advisor or Sub-Advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor and Sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks Associated with
Non-Investment Grade Securities

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The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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Affiliated Persons Risk

The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II are subject to affiliated persons risk. In managing each Managed Allocation Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Managed Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Managed Allocation Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Managed Allocation Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Managed Allocation Funds and the Underlying Funds.

Expenses of Investing in Other Funds

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Conservative Growth Fund II, Moderate Growth Fund II or Aggressive Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Pursuant to an SEC exemptive order, the Funds and each Underlying Fund is permitted to invest in shares of the Underlying Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s official deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, MTBIA and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.

How are Shares Priced?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds have authorized participating insurance companies to accept transaction requests on their behalf.

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The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities and other assets of the Fund. The value of Shares of Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II is based upon the share prices of the Underlying Funds in which such Managed Allocation Funds invest; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

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NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Funds’ NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How are the Funds Sold?

Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

The Funds’ distributor, Edgewood Services, Inc. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals (including the Advisor and its affiliates) for sales, distribution, recordkeeping and/or administrative services. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals (including the Advisor and its affiliates) for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor’s affiliate, Federated Services Company, and the Advisor and its affiliates out of their reasonable profits and other resources. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services

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The Trust has adopted a Shareholder Services Plan on behalf of the Funds’ Shares, which is administered by Federated Services Company to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for acting as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and disseminating prospectuses and other information.

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Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1 Plan on behalf of the Funds, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily NAV of the Funds for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Additional Payments to Financial Intermediaries

The Distributor and its affiliates (including Federated Services Company), may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (which may include the Advisor and its affiliates) to support the sale of Shares or provide services to Fund shareholders. The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor and Federated Services Company) to support the sale of Shares or provide services to the Funds’ shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of a Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or a Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

How to Purchase, Redeem and Exchange Shares

Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. In order to purchase or redeem shares of a Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day (the “NYSE Close”). Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

Redemption in Kind

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Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Funds’ portfolio securities.

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Exchange Privilege

You may instruct your insurance company to exchange Shares of a Fund into shares of another fund of the Trust described in this prospectus and offered by your insurance company at NAV.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Frequent Trading Policies

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Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where a Fund, directly or through an Underlying Fund, invests in high-yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for these strategies to succeed. See “How are Shares Priced?” Because the Funds’ Shares are held exclusively by insurance company separate accounts, rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by a single or multiple investors. It is also not able to determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. Therefore, the Funds rely on procedures implemented by the insurance companies to discourage abusive trading practices. The Funds periodically request each insurer to certify that it has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and to promptly notify MTB Fund personnel of any occurrences of excessive trading and possible market timing.

Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Fund and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may have different policies and procedures than those described in your variable insurance product prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are not effective in discouraging frequent trading of their Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. No matter how the Funds or a participating insurance company defines its limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all potential occurrences which were detected during the preceding quarter, and description of any action taken with respect thereto.

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Account and Share Information

Dividends and Capital Gains

The Funds declare and pay any dividends quarterly. Shares of the Funds will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

In addition, each Fund intends to pay any capital gains at least annually. Unless you elect to receive your dividends and capital gains distributions in cash, they will be automatically reinvested in additional Shares.

Tax Information

The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in a Fund will be affected by the Fund’s compliance with applicable diversification tests. If a Fund fails to comply with these regulations, contracts invested in a Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in a Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Funds failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisors regarding the status of their contracts under state and local tax laws.

Portfolio Holdings Information

Each Fund’s annual and semiannual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbvafunds.com.

Each quarter, the Funds provide the top 10 holdings to the insurance companies that offer the Funds in their insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Funds as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable. These fact sheets are not disseminated by the insurance companies until after this information is posted on the Funds’ website. Fund portfolio holdings information is posted on the Funds’ website within two weeks of the quarter-end at www.mtbvafunds.com.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Advisor, MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). The Advisor manages the Funds’ assets, including buying and selling portfolio securities. The Advisor’s address is 100 East Pratt Street, 17th Floor, Baltimore, MD 21202.

On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, were transferred to Allied Investment Advisors, Inc. (which was renamed MTB Investment Advisors, Inc.) and effective on that date MTB Investment Advisors, Inc. became the investment advisor to the Trust.

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M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2005, M&T Bank had over $55 billion in assets under management. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988, and, as of December 31, 2005, it managed approximately $5.6 billion in net assets of money market funds and $2.9 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Advisor is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND NAME	ADVISORY FEE

Conservative Growth II	0.25%

Moderate Growth Fund II	0.25%

Aggressive Growth II	0.25%

Large Cap Value Fund II	0.70%

Large Cap Growth Fund II	0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

In addition to the investment management services provided by MTBIA, MTBIA’s affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds’ average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for distribution services provided to the Funds as described earlier under “Rule 12b-1 Plans,” and up to 0.10% of the Funds’ average daily net assets for shareholder services under the Shareholder Services Plan as described earlier under “Shareholder Services.”

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A discussion of the Board’s review of the Funds’ Investment Advisory contracts is available in the Fund’s Annual Shareholder report dated December 31, 2005.

Sub-Advisor

Pursuant to an exemptive order from the Securities and Exchange Commission, the Advisor (subject to the approval of the Board of Trustees) may select and replace subadvisors and amend subadvisory agreements between the Advisor and the subadvisors without obtaining shareholder approval. Accordingly, the Advisor may (subject to Board approval) appoint and replace subadvisors and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

The Advisor has entered into a Sub-Advisory Agreement with the following sub-advisor to manage Large Cap Value Fund II, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of Large Cap Value Fund II. For its services, the sub-advisor receives a fee based upon a percentage of the Large Cap Value Fund II’s average daily net assets, which is paid by the Advisor and not by Large Cap Value Fund II.

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund II. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a 97%-owned subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of December 31, 2005, NWQ managed approximately $30.9 billion in assets. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund II, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain accounts managed by NWQ (10/1/96-12/31/04) and Jon D. Bosse (1/1/90-9/30/96), which serve as the subadviser and co-portfolio manager, respectively, to the MTB Large Cap Value Fund II (together, the “Managers”). The NWQ Large Cap Value II composite is composed of all fee paying accounts under discretionary management by the Managers that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund II in their analysis of the historical experience of the Managers in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund II. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Shares of MTB Large Cap Value Fund II for the fiscal year ended December 31, 2005 were used. However, the performance numbers do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effects of such charges to be included, share performance would be lower.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund II, and is not necessarily indicative of any Fund’s future results. MTB Large Cap Value Fund II commenced operations on May 31, 2002, and NWQ commenced managing the Large Cap Value Fund II on December 8, 2004. The actual performance of the MTB Large Cap Value Fund II (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ.

Performance of the Large Cap Value composite presented prior to October 1, 1996 occurred while the portfolio manager, Jon D. Bosse, was affiliated with a prior firm, and was the only individual responsible for selecting the securities to buy and sell. The results prior to October 1, 1996 are based on the performance of one account managed with a substantially similar investment style and technique as the accounts comprising the Large Cap Value composite with assets of $288 million as of September 30, 1996. Prior to July 1, 1997, NWQ included accounts which held large, mid and small capitalization equities in the Large Cap Value composite. Subsequently, Large Cap Value accounts have opportunistically purchased small capitalization equities as allowed by client guidelines.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2005:

Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years

Composite net of all operating expenses	9.65%	13.80%	7.52%	12.12%

Composite gross of all operating expenses	11.98%	22.22%	9.81%	14.50%

Standard & Poor’s 500/Citigroup Value Index	5.85%	17.30%	2.44%	9.05%

Calendar Year Total Return for the Years Ended December 31:

	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005

Composite net of all operating expenses	24.30%	32.55%	6.65%	14.63%	8.50%	(0.86)%	(15.49)%	32.40%	18.12%	9.65%

Composite gross of all operating expenses	26.91%	35.32%	8.93%	17.06%	10.81%	1.26%	(13.65)%	35.17%	20.61%	11.98%

Standard & Poor’s 500/Citigroup Value Index	20.62%	28.79%	13.83%	12.38%	6.05%	(11.68)%	(20.85)%	(31.79)%	15.69%	5.85%

Because the adviser voluntarily agreed to limit the Large Cap Value Fund II Shares total operating expenses to 1.00% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2005:

Large Cap Value Composite	1 Year	3 Years	5 Years	10 Years

Composite net of all operating expenses	10.87%	21.02%	8.72%	13.37%

Calendar Year Total Return for the Years Ended December 31:

	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005

Composite net of all operating expenses	25.67%	34.01%	7.85%	15.91%	9.71%	0.26%	(14.52)%	(33.86)%	19.43%	10.87%

* This is not the performance of the Large Cap Value Fund II. The Large Cap Value composite includes all fee paying discretionary accounts managed by the Managers which have large cap value investment objectives, policies and strategies substantially similar to those of the Large Cap Value Fund II. As of December 31, 2005, the Large Cap Value composite was composed of 206 accounts totaling approximately $5.2 billion.

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Portfolio Managers
FUND	PORTFOLIO MANAGER(S)

Conservative Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Moderate Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Aggressive Growth Fund II	Thomas R. Pierce, CFA
Mark Stevenson, CFA

Large Cap Value Fund II	Jon Bosse, CFA (NWQ)
E. C. (Ted) Friedel, CFA (NWQ)

Large Cap Growth Fund II	Allen J. Ashcroft, Jr.
Byron J. Grimes II, CFA

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Thomas R. Pierce, CFA, is an Administrative Vice President and has been with M&T Bank since January 1995. He has been a Vice President and Portfolio Manager of MTBIA since April 2003. Prior to joining M&T, Mr. Pierce was employed by Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a holder of the right to use the Chartered Financial Analyst designation (CFA Charterholder) and has a B.A. in Economics from Washington University, and an M.B.A from the University of Chicago.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Managed Allocation Funds – Mr. Stevenson and Mr. Pierce co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Mr. Pierce initially recommends changes to the allocation among and the selection of Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

Allen J. Ashcroft, Jr. has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of Allfirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 21 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

Byron J. Grimes II, CFA, has been the Managing Director of Equity Portfolio Management and a Senior Portfolio Manager of MTBIA since April 2004. Prior to joining MTBIA, Mr. Grimes served as the Chief Investment Officer of Citizens Investment Services Group, a division of Citizens Bank of Providence, Rhode Island. He has 31 years experience in investment research and portfolio management. Mr. Grimes holds a B.A. degree from Centre College in Danville, Kentucky. He is a CFA Charterholder.

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Large Cap Growth Fund II – Mr. Grimes and Mr. Ashcroft jointly manage the Large Cap Growth Fund II. They both agree on purchases and sales, and jointly decide on sector and capitalization weightings.

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Jon D. Bosse, CFA, has been Co-Portfolio Manager for MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. In addition, he is a CFA Charterholder and is a member of the CFA Institute and the Los Angeles Society of Financial Analysts.

E. C. (Ted) Friedel, CFA, has been a Co-Portfolio Manager of MTB Large Cap Value Fund II since December 2004. He is a Portfolio Manager and Managing Director for NWQ. Prior to joining NWQ in 1983, Mr. Friedel spent eleven years with Beneficial Standard Investment Management Company where he managed several large institutional portfolios. He was a senior member of the firm’s investment committee and was instrumental in the development of investment policy. Mr. Friedel graduated from the University of California at Berkeley, B.S., and received his M.B.A. from Stanford University. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

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Large Cap Value Fund II – Mr. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. Mr. Friedel participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund II.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Financial Information

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each Fund’s Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the Funds’ December 31, 2005 Annual Report which is available upon request.

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MTB Group of Funds
Financial Highlights

(For a share outstanding throughout each period)

										Ratios to Average Net Assets
Year Ended December 31,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement (b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Managed Allocation Fund -- Conservative Growth II
2005(c)	$10.00	0.23(d)	0.09	0.32	(0.12)	(0.04)	(0.16)	$10.16	3.24%	0.74%(e)	3.40%(e)	28.66%(e)	$452	35%

Managed Allocation Fund -- Moderate Growth II
2002(f)	$10.00	0.10(d)	(0.78)	(0.68)	(0.03)	--	(0.03)	$9.29	(6.79)%	0.74%(e)	2.03%(e)	1.03%(e)	$6,623	8%
2003	$9.29	0.11(d)	1.46	1.57	(0.09)	(0.11)	(0.20)	$10.66	17.29%	0.74%	1.08%	0.28%	$23,279	17%
2004	$10.66	0.12	0.50	0.62	(0.13)	(0.07)	(0.20)	$11.08	5.94%	0.74%	1.37%	0.06%	$41,011	109%
2005	$11.08	0.15	0.24	0.39	(0.16)	(0.91)	(1.07)	$10.40	4.00%	0.74%	1.51%	0.07%	$45,744	14%

Managed Allocation Fund -- Aggressive Growth II
2005(c)	$10.00	0.20(d)	0.62	0.82	(0.06)	--	(0.06)	$10.76	8.18%	0.74%(e)	2.89%(e)	34.13%(e)	$514	1%

Large Cap Value Fund II
2002(g)	$10.00	0.04	(2.32)	(2.28)	(0.02)	--	(0.02)	$7.70	(22.79)%	1.00%(e)	0.98%(e)	2.98%(e)	$1,293	18%
2003	$7.70	0.09(d)	2.47	2.56	(0.08)	--	(0.08)	$10.18	33.45%	1.00%	1.01%	1.23%	$2,756	26%
2004	$10.18	0.11	0.86	0.97	(0.12)	--	(0.12)	$11.03	9.58%	1.00%	1.22%	1.61%	$4,829	126%
2005	$11.03	0.08	0.94	1.02	(0.09)	(0.93)	(1.02)	$11.03	10.29%	1.00%	0.80%	1.18%	$6,262	13%

Large Cap Growth Fund II
2002(g)	$10.00	0.01	(1.66)	(1.65)	--	--	--	$8.35	(16.50)%	1.00%(e)	0.32%(e)	2.80%(e)	$1,304	35%
2003	$8.35	0.03	1.42	1.45	(0.02)	--	(0.02)	$9.78	17.35%	1.00%	0.37%	1.45%	$2,627	45%
2004	$9.78	0.05	0.45	0.50	(0.06)	--	(0.06)	$10.22	5.15%	1.00%	0.64%	1.89%	$4,333	111%
2005	$10.22	0.03	0.16	0.19	(0.04)	(0.29)	(0.33)	$10.08	2.02%	1.00%	0.30%	1.60%	$5,071	65%

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

(d) Based on average shares outstanding.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

(g) Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.

Further information about the Funds' performance is contained in the Funds' Annual Report, dated December 31, 2005, which can be obtained free of charge.

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HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

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A Statement of Additional Information (SAI) dated April 30, 2006 is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and to make inquiries, call 1-800-836-2211.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are available on MTB’s website at www.mtbvafunds.com.

To Obtain More Information:

Phone: Call 1-800-836-2211

Mail: Write to us at: MTB Funds
P.O. Box 8477
Boston, MA 02266-8477

Web: www.mtbvafunds.com

SEC: You can also obtain the SAI or Annual and Semi-Annual Reports, as well as other information about MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov.

Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Sub-Advisor to MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514

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27273 (4/06)

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MTB-AR-007-0405


                               MTB GROUP OF FUNDS

                       Statement of Additional Information

                                 April 30, 2006
=============================================================================


            MTB Managed Allocation Fund - Conservative Growth II

                         ("Conservative Growth Fund II")

              MTB Managed Allocation Fund - Moderate Growth II

                           ("Moderate Growth Fund II")

             MTB Managed Allocation Fund - Aggressive Growth II

                          ("Aggressive Growth Fund II")

                           MTB Large Cap Value Fund II

                           ("Large Cap Value Fund II")

                          MTB Large Cap Growth Fund II

                          ("Large Cap Growth Fund II")

=============================================================================

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This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Funds dated April 30, 2006.

Obtain the prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

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=============================================================================
CONTENTS
How Are the Funds Organized?                                            3
Securities In Which the Funds Invest
3
Investment Risks                                                        10
Fundamental Investment Objectives
13
Investment Limitations                                                  13
Determining Market Value of Securities
15
What Do Shares Cost?
16
How Are the Funds Sold?                                                 16
Subaccounting Services                                                  17
Redemption in Kind
17
Account and Share Information                                           17
Tax Information                                                         18
Who Manages and Provides Services to the Funds?
20
How Do the Funds Measure Performance?
45
Financial Information
47
Investment Ratings
47
Addresses                                                   Back Cover Page

Cusip 55376V820
Cusip 55376T734
Cusip 55376V812
Cusip 55376T650
Cusip 55376T577
     27285 (4/06)

HOW ARE THE FUNDS ORGANIZED?
=============================================================================
Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds
(the "Trust"), a Delaware business trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of
Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to "MTB Group of Funds" on August 15, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

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Through an internal reorganization, the Funds' investment advisor changed from
M&T Asset Management, a department of Manufacturers and Traders Trust
Company ("M&T Bank"), to MTB Investment Advisors, Inc. (Advisor), a
subsidiary of M&T Bank, on August 15, 2003. The sub-advisor for the Large
Cap Value Fund II is NWQ Investment Management Company, LLC.

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SECURITIES IN WHICH THE FUNDS INVEST
=============================================================================

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Funds' investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

As described in the prospectus, Conservative Growth Fund II, Moderate Growth
Fund II and Aggressive Growth Fund II seek to achieve their investment objectives by investing in a combination of underlying funds (the "Underlying
Funds") managed by the Advisor. The types of securities shown for Conservative
Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II in the
table represent the investments held by the Underlying Funds.
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------------------------------------------------------------------------------------------
                          Conservative    Moderate    Aggressive    Large Cap   Large
                           Growth Fund  Growth Fund   Growth Fund  ------------ Cap
                               II            II           II        Value Fund  Growth
                                                                        II       Fund II
                                                     -------------------------------------
------------------------------------------------------------------------------------------
Equity Securities               P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Common Stocks                 P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Preferred Stocks              P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Interests in Other            N            N             N            A           A
  Limited Liability
  Companies
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Real Estate Investment        A            A             A            A           A
Trusts
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Warrants4                     A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Fixed Income Securities         P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Treasury Securities           P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Agency Securities             P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Corporate Debt                P            P             P            A           A
Securities1
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Commercial Paper              A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Demand Instruments            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Taxable Municipal             A            A             A            N           N
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Mortgage Backed               P            P             P            A           A
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Collateralized                P            P             P            N           N
  Mortgage
  Obligations (CMOs)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Asset Backed                  P            P             P            A           A
Securities2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Zero Coupon Securities        P            P             P            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Bank Instruments              P            P             P            P           A
------------------------------------------------------------------------------------------
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   Credit Enhancement           P            P             P            N           N
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Convertible Securities5         A            A             A            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tax Exempt Securities3          P            P             P            N           N
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Variable Rate Demand          A            A             A            N           N
  Instruments
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Municipal Securities          P            P             P            N           N
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Municipal Notes               P            P             P            N           N
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Foreign Securities              P            P             P            P           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Depository Receipts           P            P             P            P           P
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Foreign Exchange              P            P             P            N           N
Contracts
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Foreign Government            P            P             P            N           N
Securities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Derivative Contracts            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Futures Contracts             A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Options                       A            A             A            A           A
------------------------------------------------------------------------------------------
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Special Transactions            A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Repurchase Agreements         A            A             A            A           A
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Reverse Repurchase            A            A             A            A           A
Agreements
------------------------------------------------------------------------------------------
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  Delayed Delivery              A            A             A            A           A
Transactions
------------------------------------------------------------------------------------------
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  Securities Lending            A            A             A            A           A
------------------------------------------------------------------------------------------
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  Asset Coverage                A            A             A            A           A
------------------------------------------------------------------------------------------
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  Investing in                  P            P             P            P           P
  Securities of Other
  Investment Companies
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
  Exchange-Traded Funds         A            A             A            A           A
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  Non-Investment Grade          P            P             P            N           N
Securities
------------------------------------------------------------------------------------------
1. Rated in the top four rating categories of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Advisor or sub-advisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
2. Large Cap Value Fund II may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Large Cap Growth Fund II may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO, or if unrated, are of comparable quality as determined by the Advisor or subadvisor. If a security's rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
3. Which are in one of the top four rating categories of an NRSRO. 4. The Funds do not have a present intent to invest more than 5% of
   their respective net assets in warrants.
5. The Funds may invest in convertible securities rated below investment grade.
   See "Risks Associated with Non-investment Grade Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

   Interests in Other Limited Liability Companies
   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.


   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSEs are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business
   Administration, Farm Credit System Financial Assistance Corporation, Farmer's
   Home Administration, Federal Financing Bank, General Services Administration,
   Department of Housing and Urban Development, Export-Import Bank, Overseas
   Private Investment Corporation, and Washington Metropolitan Transit Authority
   Bonds.

   Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
   Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation,
   Federal National Mortgage Association, Student Loan Marketing Association,
   and Tennessee Valley Authority in support of such obligations.


   A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
   These include the Farm Credit System, Financing Corporation, and Resolution
   Trust Corporation.


   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated
   maturity may extend beyond one year.

   Taxable Municipal Securities
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-
      backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
         Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset-Backed Securities
   Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset- backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   Bank Instruments
   Bank  instruments  are  unsecured  interest  bearing  deposits with banks.
   Bank  instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in
   U.S.  dollars  and issued by U.S.  branches of foreign  banks.  Eurodollar instruments  are  denominated  in U.S.  dollars  and  issued  by  non-U.S.
   branches of U.S. or foreign banks.

   Credit Enhancement
   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Funds treat demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.


   Municipal Securities
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

o     it is organized  under the laws of, or has a principal  office  located in, another country;

o     the  principal   trading  market  for  its  securities  is  in  another
      country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least
      50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
   International Bank for Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European Investment Bank and the Inter-American
   Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
   Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a
Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Underlying Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Large Cap Value Fund II and certain Underlying Funds (Mid Cap Stock Fund and Large Cap Value Fund)
   may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

o     Buy  call  options  on  portfolio  securities  in  anticipation  of  an increase in the value of the underlying asset;

o     Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a
   Fund is exercised, a Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a
   Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a
      TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund.

   Securities Lending
   A Fund may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

   A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of a Fund or the borrower. A
   Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund II, Moderate Growth Fund II and
Aggressive Growth Fund II intend to invest substantially all their assets in
Underlying Funds in order to achieve their investment goals. See "Investment
Risks-Fund Expenses" on page 14 of this SAI and "Investment Limitations-
Investing in Other Investment Companies" on page 16 of this SAI.

Exchange-Traded Fund
The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RISKS
=============================================================================

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Advisor and subadvisor each attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a
Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

Fund Expenses-Managed Allocation Funds
Mutual fund portfolios bear charges for advisory fees and operational expenses.
The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an
ETF can fluctuate up or down, and the Funds could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's share may be halted if the listing exchange's officials deem such action appropriate, the share are delisted from the exchange, or the activation of market-wide "circuit-
breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

STATE INSURANCE REGULATIONS

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Funds may be limited in their ability to engage in such investments and to manage their portfolios with desired flexibility. The
Funds will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The Funds are also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code.
After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55%
of the total assets of each Fund may be represented by any one investment, no more than 70% of the total assets of each Fund may be represented by any two investments, no more than 80% of the total assets of each Fund may be represented by any three investments, and no more than 90% of the total assets of each Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Funds fail to achieve the diversification required by the regulations, and unless relief is obtained from the Internal Revenue Service, the contracts invested in a Fund will not be treated as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in "mixed funding" (using shares as investments for both variable annuity contracts and variable life insurance policies) and "shared funding" (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the Securities and Exchange Commission (SEC), and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a
Fund.
The Funds are authorized to pay financial institutions (primarily life insurance companies) a combined Rule 12b-1 and Shareholder Services fee at the maximum annual rate of 0.35% of the average daily net assets of Shares for which a financial institution provides distribution-related, administrative, shareholder and/or recordkeeping services.

FUNDAMENTAL INVESTMENT OBJECTIVES
=============================================================================

The Conservative Growth Fund II's investment objective is to seek capital appreciation and income.

The Moderate Growth Fund II's investment objective is to seek capital growth.
Income is a secondary objective.

The Aggressive Growth Fund II's investment objective is to seek capital appreciation.

The Large Cap Value Fund II's investment objective is to provide capital appreciation. Current income is a secondary, non-fundamental investment consideration.

The Large Cap Growth Fund II's investment objective is to provide capital appreciation.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS
=============================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the
Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the Board of
Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15%
of its net assets would be invested in securities that are illiquid.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment advisor, and ETFs with respect to Large Cap Value II and Large Cap
Growth II. In addition, Conservative Growth Fund II, Moderate Growth Fund II and
Aggressive Growth Fund II intend to invest substantially all of their assets in
Underlying Funds.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Only the Large Cap Growth Fund II has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

The Underlying Funds in which Conservative Growth Fund II, Moderate Growth Fund
II and Aggressive Growth Fund II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Conservative Growth Fund II, Moderate Growth Fund II and
Aggressive Growth Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover


The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the respective fiscal years ended December 31, 2005, and December 31, 2004, the portfolio turnover rates were 65% and 111% for the Large Cap Growth Fund II,
13% and 126% for the Large Cap Value Fund II and 14% and 109% for the Managed
Allocation Fund- Moderate Growth II. For the fiscal year ending December 31,
2005, the portfolio turnover rate for the Conservative Growth Fund II and
Aggressive Growth Fund II, were 35% and 1%, respectively.

 The increased portfolio turnover rate in 2004 for the Large Cap Growth Fund II was due to the transition of daily management from the prior sub-advisor, Montag
& Caldwell, Inc., to the Advisor, MTBIA. The increased portfolio turnover rate in 2004 for the Large Cap Value Fund II was due to a change in the subadviser along with increased trading due to changes in market conditions. The increased portfolio turnover rate in 2004 for the Moderate Growth Fund II was due to the change of designation of the Fund's Share class from Class A Shares to Class I Shares.


DETERMINING MARKET VALUE OF SECURITIES
=============================================================================

Market values of the Funds' portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures  contracts  and options are  generally  valued at market values established  by the  exchanges on which they are traded at the close of trading  on such  exchanges.  Options  traded  in the  over-the-counter market are  generally  valued  according  to the mean  between the last bid and  the  last  asked  price  for  the  option  as  provided  by an investment  dealer or other  financial  institution  that  deals in the option.  The Board may  determine in good faith that another  method of valuing such  investments  is  necessary to appraise  their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

o     for shares of other mutual  funds,  at their net asset value per share;
      and

o     for all other  securities  at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
=============================================================================

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of a Fund.

HOW ARE THE FUNDS SOLD?
=============================================================================

Under the  Distributor's  Contract with the Funds, the Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the
Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Funds. The Distributor or the Funds may also enter into Rule
12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to the
Funds. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways.
For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Funds' average daily net assets.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay financial intermediaries, including the Distributor, the
Advisor and their affiliates a maximum annual fee of 0.10% of the Funds' average daily net assets for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor, its affiliate Federated Services
Company, and the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While NASD regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the
Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS
Financial intermediaries may be paid fees out of the assets of the Distributor, its affiliate Federated Services Company, and the Advisor and its affiliates
(but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a
Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments
The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

Other Benefits to Financial intermediaries
From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES
=============================================================================

Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of
Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
=============================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
=============================================================================

VOTING RIGHTS
The insurance company separate accounts, as shareholders of the Funds, will vote the Funds' Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of April 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

-------------------------------------------------------------------------------------------------------
Fund                                    Shareholder Name Address              Percentage Owned
Conservative Growth Fund II           Nationwide Insurance Company                 46.96%
                                  ------------------------------------
                                              Columbus, OH                         35.11%
                                      TransAmerica Financial Life
                                           Insurance Company
                                            Cedar Rapids, IA                       17.92%
                                    Hartford Life Insurance Company
                                              Hartford, CT

Moderate Growth Fund II               Nationwide Insurance Company                 83.72%
                                              Columbus, OH
                                    Hartford Life Insurance Company                12.34%
                                              Hartford, CT
Aggressive Growth Fund II             Nationwide Insurance Company                 78.62%
                                              Columbus, OH
                                    Hartford Life Insurance Company                20.57%
                                              Hartford, CT

Large Cap Value Fund II               Nationwide Insurance Company                 78.12%
                                              Columbus, OH
                                    Hartford Life Insurance Company                21.16%
                                              Hartford, CT

Large Cap Growth Fund II              Nationwide Insurance Company                 73.86%
                                              Columbus, OH
                                    Hartford Life Insurance Company                23.89%
                                              Hartford, CT

-------------------------------------------------------------------------------------------------------
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Nationwide Insurance Company is organized in the State of Ohio and is a subsidiary of Nationwide Mutual Insurance Company; organized in the State of
Ohio.

Transamerica Financial Life Insurance Company is organized in the State of Iowa.


TAX INFORMATION
=============================================================================

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by a Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h)
requirements, see the prospectus of the separate account.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and a Fund may be
subject to Federal income taxes upon disposition of PFIC investments.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=============================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term.
Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year applicable to MTB Large Cap Growth Fund II, MTB Large Cap Value Fund
II, MTB Managed Allocation Fund - Conservative Growth II, MTB Managed Allocation
Fund - Moderate Growth II and MTB Managed Allocation Fund - Aggressive Growth II
(December 31, 2005). The Trust is composed of 36 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

--------------------------------------------------------------------------------------------------
Name                             Principal Occupations for Past Five Years and        Total
Address                          Other Directorships Held                          Compensation
------------------------------                                                         From
Birth date                                                                            Trust
Position With Trust
Date Service Began
                              --------------------------------------------------------------------
Mark J. Czarnecki*               Principal Occupations: Executive Vice                  $0
Manufacturers and Traders President, Manufacturers and Traders Trust Trust
Company Company ("M&T Bank"), division head for One M&T Plaza M&T
Bank's investment group.
Buffalo, NY 14203
Birthdate:  November 3, 1955     Other Directorships Held:  None

Trustee

Began serving: August 2000

--------------------------------------------------------------------------------------

* Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-----------------------------------------------------------------------------

Name
Address                                                                           Total
Birth date                                                                    Compensation
Position With Trust              Principal Occupations for Past Five Years        From
Date Service Began               and Other Directorships Held                     Trust
----------------------------------------------------------------------------------------------
Joseph J. Castiglia              Principal Occupations: Chairman of the          $53,000
Roycroft Campus                  Board, HealthNow Systems, Inc. and
21 South Grove Street, Suite     HealthNow New York, Inc. (health care
290                              company) ; and former President, Chief
East Aurora, NY 14052            Executive Officer and Vice Chairman, Pratt
Birth date: July 20, 1934        & Lambert United, Inc. (manufacturer
                                 of paints and chemical specialties).
Chairman and Trustee
                                 Other Directorships Held: The Energy East
Began serving: February 1988     Corp.; Community Foundation for Greater
                                    Buffalo.
-------------------------------
                              ----------------------------------------------------------------
William H. Cowie, Jr.            Principal Occupations: Retired.                 $45,000
1408 Ruxton Road
Baltimore, MD                    Other Directorships Held: None
Birth date: January 24, 1931
                                 Previous Positions:  Vice Chairman of
Trustee                          Signet Banking Corp., since 1991.

Began serving: September 2003
-------------------------------
----------------------------------------------------------------------------------------------
John S. Cramer                   Principal Occupations: Senior Consultant,       $53,000
4216 Jonathan Lane               Yaffe & Co., Inc., (health care
Harrisburg, PA 17110             company) since February 2006.
Birth date: February 22, 1942
                                 Other Directorships Held: Highmark Blue
Trustee                          Cross Blue Shield; Chek-Med Corporation.

Began serving: December 2000     Previous Positions:  President Emeritus,
                                 Pinnacle Health Systems (health care).
-------------------------------
----------------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.           Principal Occupations: President and CFO,       $43,000
Richardson & Taylor          Gernatt Asphalt Products, Inc.; President,
Hollow Roads                     Dan Gernatt Gravel Products, Inc.;
Collins, NY                      President, Country Side Sand & Gravel,
Birth  date: July 14, 1940       Inc.

Trustee                          Other Directorships Held: None

Began serving: February 1988

-------------------------------
----------------------------------------------------------------------------------------------
Richard B. Seidel                Principal Occupations: Chairman and             $53,000
770 Hodges Lane                  Director,  (since 1995) of Girard
Strafford, PA                    Partners, a registered broker-dealer.
Birth date: April 20, 1941
                                 Other Directorships Held: None
Trustee

Began serving: September 2003
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Dr. Marguerite D. Hambleton* Principal Occupations: Member, Catholic $23,000 62
LaNoche Court Hospital System; Chairman, Member, AAA Buffalo, NY Foundation for
Traffic Safety; Chairman, Birth date: February 19, AAA Foundation for Traffic
Safety R&D 1943 Committee; Vice Chairman, NY State AAA;
                                 President; Buffalo Club Board.
Trustee
                                 Previous Positions:  Chairman, Federal
Began Serving: September 2005    Reserve Board (Buffalo Branch); Board
                                 Member, Western New York Public
                                 Broadcasting; Trustee, Canisius College;

                                 Other Directorships Held: None.

* Dr. Hambleton became a Trustee on September 1, 2005.

OFFICERS

------------------------------------------------------------------------   ------------------

Name                                                                             Total
Address                                                                      Compensation
Birth date                                                                       From
Position With Trust             Principal Occupations for Past Five             Trust**
                                Years and Previous Positions
-------------------------------------------------------------------------  ------------------
Charles L. Davis                Principal Occupations: Director of                $0
Federated Investors Tower       Sales Administration, Federated
Pittsburgh, PA                  Securities Corp.; President, Edgewood
Birth date: March 23, 1960      Services, Inc. and President,
                                Southpointe Distribution Services Inc.
Chief Executive Officer
                                Previous Positions: Vice President,
Began                           serving: December 2002 Managing Director of
                                Mutual Fund Services, Federated Services
                                Company; President, Federated Clearing Services;
                                and Director, Business Development, Mutual Fund
                                Services, Federated Services Company.
------------------------------------------------------------------------   ------------------
Carl W. Jordan                  Principal Occupations: Senior Vice                $0
One M&T Plaza               President, M&T Bank, 2001-
Buffalo, NY                     Present;  Administrative Vice
Birth date: January 2, 1955     President, M&T Bank, 1995-2001.

President

Began serving: May 2001
------------------------------------------------------------------------   ------------------
Todd E. Richards                Principal Occupations: Vice President,            $0
100 East Pratt Street           M&T Bank, 2000-Present; Vice
Baltimore, MD                   President, Director of Product and
Birth date: August 5, 1948      Distribution, M&T Securities,
                                since January 2006.
Vice President
                                Previous Positions:  President,
Began serving: March, 2006      Keystone Brokerage.
------------------------------------------------------------------------   ------------------
Philip R. Carbone               Principal Occupations: Vice President,            $0
100 East Pratt Street, 15th     Director of Distribution for
floor                           Proprietary Products, M&T
Baltimore, MD                   Securities, since 2003; Manager,
Birth date: July 27, 1954       Vision Shareholder Services and
                                Discount Brokerage, 1998-2002.
Vice President
                                Previous Positions: Regional Sales
Began serving: September 2003   Manager, M&T Securities, Inc.,
                                   1995-1998.
------------------------------------------------------------------------   ------------------
Scot A. Millen                  Principal Occupations: Vice President,            $0
100 East Pratt Street, 15th     Product Manager, M&T Securities,
floor                           since 2002; Executive Associate,
Baltimore, MD                   M&T Investment Group, 2001-2002;
Birth date: February 22, 1969   Summer Associate, M&T Investment
                                  Group, 2000.
Vice President

Began serving: September 2003
------------------------------------------------------------------------   ------------------
Judy Mackin                     Principal Occupations: Vice President,            $0
Federated Investors Tower       Mutual Fund Services Division,
Pittsburgh, PA                  Federated Services Company.
Birth date: May 30, 1960

Vice President and Assistant
Treasurer

Began serving: March 2005
-------------------------------------------------------------------------  ------------------
Richard  N. Paddock             Principal Occupations: Vice President,            $0
Federated Investors Tower       Federated Administrative Services.
Pittsburgh, PA
Birth date:  October 25, 1963

Treasurer, Principal
Financial Officer

Began serving: December 2005
-------------------------------------------------------------------------  ------------------
Thomas R. Rus                   Principal Occupations: Chief Compliance           $0
100 East Pratt Street, 17th     Officer, MTB Group of Funds, MTB
Floor                           Investment Advisor, Inc. and
Baltimore, MD                   Zirkin-Cutler Investments, Inc.
Birth Date: October 11, 1959
                                Previous Positions: Vice President and
Chief Compliance Officer        Associate Counsel, M&T Bank
                                2003-2004; Vice President and Trust
Began serving: September 2004   Counsel, Allfirst Financial, Inc.
                                   1995-2003.
-------------------------------------------------------------------------  ------------------
Steven A. Friedman              Principal Occupations:  Compliance                $0
Federated Investors Tower       Officer, Federated Services Company,
Pittsburgh, PA                  Federated Securities Corp. and Edgewood
Birth Date: May 12, 1950        Services, Inc.

AML Compliance Officer          Previous Positions:  Senior Vice
Began Serving: December 2002    President, Compliance Officer and Bank
                                Secrecy Act Officer,  Parkvale Bank.
------------------------------------------------------------------------   ------------------
C. Grant Anderson Principal Occupation: Counsel, Reed $0 Federated Investors
Tower Smith LLP (since October 2002).
Pittsburgh, PA
Birth date: November 6, 1940
                                Previous Positions: Corporate Counsel,
Secretary                       Federated Investors, Inc.; Vice
                                President, Federated Services Company
Began serving: December 2000    (prior to October 2002).
------------------------------------------------------------------------   ------------------
------------------------------------------------------------------------   ------------------
Victor R. Siclari               Principal Occupations: Partner, Reed              $0
Federated Investors Tower       Smith LLP (since October 2002).
Pittsburgh, PA
Birth date: November 17, 1961   Previous Positions: Senior Corporate
                                Counsel and Vice President, Federated
Assistant Secretary             Services Company (prior to October
                                2002).
Began serving: May 2000; Secretary from August 11, 1995 to May 11, 2000;
Assistant Secretary from May 11, 2000 to present.
------------------------------------------------------------------------   ------------------

** Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
                 Committee               Committee Functions                        Meetings Held
Board Committee  Members                                                             During Last
                                                                                     Fiscal Year

    Executive    Mark J. Czarnecki       In between meetings of the full Board,         None
                 ---------------------   the Executive Committee generally may
                 Daniel R. Gernatt,      exercise all the powers of the full
                 Jr.                     Board in the management and direction of
                 Richard B. Seidel       the business and conduct of the affairs
                                         of the Trust in such manner as the
                                         Executive Committee shall deem to be in
                                         the best interests of the Trust.
                                         However, the Executive Committee cannot
                                         elect or remove Board members, increase
                                         or decrease the number of Trustees,
                                         elect or remove any Officer, declare
                                         dividends, issue shares or recommend to
                                         shareholders any action requiring
                                         shareholder approval.
      Audit      Joseph J. Castiglia     The purposes of the Audit Committee are        Four
                 William H. Cowie, Jr.   to oversee the accounting and financial
                 John S. Cramer          reporting process of the Funds, the
                 Richard B. Seidel       Funds' internal control over financial
                                         reporting, and the quality, integrity
                                         and independent audit of the Funds'
                                         financial statements. The Committee
                                         also oversees or assists the Board with
                                         the oversight of compliance with legal
                                         requirements relating to those matters,
                                         approves the engagement and reviews the
                                         qualifications, independence and
                                         performance of the Funds' independent
                                         registered public accountants, acts as
                                         a liaison between the independent
                                         registered public accountants and the
                                         Board and reviews the Funds' internal
                                         audit function.
   Nominating    Joseph J. Castiglia     The Nominating Committee, whose members         One
                 William H. Cowie, Jr.   consist of all independent Trustees,
                 Daniel R. Gernatt,      selects and nominates persons for
                 Jr.                     election to the Funds' Board when
                 John S. Cramer          vacancies occur. The Committee will
                 Richard B. Seidel       consider candidates recommended by
                 Marguerite D.           shareholders, Independent Trustees,
                 Hambleton               officers or employees of any of the
                                         Funds' agents or service providers and
                                         counsel to the Funds. Any shareholder
                                         who desires to have an individual
                                         considered for nomination by the
                                         Committee must submit a recommendation
                                         in writing to the Secretary of the
                                         Funds, at the Funds' address appearing
                                         on the back cover of this Statement of
                                         Additional Information. The
                                         recommendation should include the name
                                         and address of both the shareholder and
                                         the candidate and detailed information
                                         concerning the candidate's
                                         qualifications and experience. In
                                         identifying and evaluating candidates
                                         for consideration, the Committee shall
                                         consider such factors as it deems
                                         appropriate. Those factors will
                                         ordinarily include: integrity,
                                         intelligence, collegiality, judgment,
                                         diversity, skill, business and other
                                         experience, qualification as an
                                         "Independent Trustee," the existence of
                                         material relationships which may create
                                         the appearance of a lack of
                                         independence, financial or accounting
                                         knowledge and experience, and
                                         dedication and willingness to devote
                                         the time and attention necessary to
                                         fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST
AS OF DECEMBER 31, 2005
-----------------------------------------------------------------------------

                                                                        Aggregate
                                          Dollar Range of            Dollar Range of
                                            Shares Owned             Shares Owned in
Board Member Name                             in Funds                  the Trust*
Mark J. Czarnecki                                                     Over $100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
Joseph J. Castiglia                                                   Over $100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
William H. Cowie, Jr                                                 $50,001-$100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
John S. Cramer                                                        Over $100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
Daniel R. Gernatt, Jr.                                                Over $100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
Richard B. Seidel                                                    $50,001-$100,000
   Conservative Growth Fund II                  None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None
Marguerite D. Hambleton
   Conservative Growth Fund II                  None                       None
   Moderate Growth Fund II                      None
   Aggressive Growth Fund II                    None
   Large Cap Value Fund II                      None
   Large Cap Growth Fund II                     None

*Aggregate Dollar Range of Shares owned in the Trust may include investments in
Funds of the Trust that are not offered in this Prospectus and SAI.
-----------------------------------------------------------------------------

As of April 1, 2006, the Funds' board and officers as a group owned less than 1%
of each fund's outstanding shares.

INVESTMENT ADVISOR
The Advisor conducts investment research and makes investment decisions for the
Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
,?R>

SUB-ADVISOR
Large Cap Value Fund II


The Advisor has delegated daily management of the Large Cap Value Fund II to a sub-advisor, NWQ. For its services under the Sub-Advisory Agreement, NWQ
Investment Management Company, LLC (NWQ), is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value
Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the
Large Cap Value Fund II that it manages.

Portfolio Manager Information
The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year.

Thomas R. Pierce

-----------------------------------------------------------------------------------------
Other Accounts Managed by                            Total Number of Other
Thomas R. Pierce                                       Accounts Managed/
                                                         Total Assets*
Registered Investment                                   3 / $109,128,835
Companies
Other Pooled Investment                                        0
Vehicles
Other Accounts**                                      6,730/$1,500,000,000
-----------------------------------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.
-----------------------------------------------------------------------------

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the
"Other" accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of share owned in the Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II: none.

Compensation Structure

Mr. Pierce's salary consists primarily of a base salary with a year-end bonus based in part of Trust account maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Pierce's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of
Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust accounts maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business-activities such as the attraction of new account or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Mark J. Stevenson

-------------------------------------------------------------------------------
Other Accounts Managed by                        Total Number of Other
Mark J. Stevenson                                  Accounts Managed/
                                                     Total Assets*
Registered Investment                               3 / $109,128,835
Companies
Other Pooled Investment                                    0
Vehicles
Other Accounts**                                  6,729/$1,005,000,000
-------------------------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.
-----------------------------------------------------------------------------

**Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the
"Other" accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of share owned in the Conservative Growth Fund II, Moderate
Growth Fund II and Aggressive Growth Fund II: none.

Compensation Structure

Mr. Stevenson's salary consists primarily of a base salary with a year-end bonus based in part of Trust account maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund.

Mr. Stevenson's performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the retail and Variable Annuity Managed Allocation Funds. Bonus is based in part on Trust accounts maintenance, risk control/ adherence to process management guidelines, and participation in Trust new business-activities such as the attraction of new account or the addition of assets to existing accounts.
Deferred stock options are awarded at year end based purely on the discretion of
M&T Bank senior management.

Allen J. Ashcroft

-------------------------------------------------------------------------------
Other Accounts Managed by                        Total Number of Other
Allen J. Ashcroft                                  Accounts Managed/
                                                     Total Assets*
Registered Investment                               3/$129,048,623
Companies
Other Pooled Investment                                    0
Vehicles
Other Accounts**                                           0
-------------------------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.
-----------------------------------------------------------------------------

Dollar value range of share owned in the Large Cap Growth Fund II: none.

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft's compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. For the year ended
December 31, 2005, his bonus was based on the Fund's performance and how his stock selection fared in this and other portfolios, in the sectors which he covers as an analyst (Energy, Consumer Staples), relative to relevant benchmarks.

The performance portion of Mr. Ashcroft's bonus is based on the time weighted rates of return for the funds he manages compared to the S&P 500/ Citigroup
Growth Index with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long term track record.

Byron J. Grimes

------------------------------------------------------------------------------
Other Accounts Managed by                       Total Number of Other
Byron J. Grimes                                   Accounts Managed/
                                                    Total Assets*
Registered Investment                               3/$129,048,623
Companies
Other Pooled Investment                                   0
Vehicles
Other Accounts**                                          0
------------------------------------------------------------------------------
* None of the Accounts has an advisory fee that is based on the performance of the account.
-----------------------------------------------------------------------------

Dollar value range of share owned in the Large Cap Growth Fund II: none.

Compensation Structure

The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Mr. Grimes' compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual The bonus determined by three components: the overall performance of M&T Bank; the overall performance of MTBIA relative to budget; and his investment performance relative to the S&P 500/Citigroup Growth Index, the benchmark for all of the funds that he manages. In addition, as the Manager Director of Equity Portfolio
Management, a component of his incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks. The bonus can be paid in cash and/or stock options in M&T Bank
Corporation.

The performance portion of Mr. Grimes' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the S&P
500/Citigroup Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.
      MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o     If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

o     With respect to many of its clients' accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o     The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See also the "Advisor Potential Conflict" section in the Prospectus regarding the conflicts of interest in managing the Managed Allocation Funds.


NWQ Investment Management Company, LLC
Jon D. Bosse, CFA*

Other Accounts Managed by        Total Number of Other      Number of Other Accounts
Jon D. Bosse, CFA                  Accounts Managed/      Managed/Total Assets that
                                     Total Assets*        are Subject to Performance
                                                                            Fees
Registered Investment             6 / $1,167,996,665                  0
Companies
Other Pooled Investment             8/$758,082,642                    0
Vehicles
Other Accounts                  54,134/$26,706,257,890         9 / $665,201,820
*Mr. Bosse and Mr. Friedel co-manage many of NWQ's client accounts.
-----------------------------------------------------------------------------

Edward C. Friedel, CFA*

Other Accounts Managed by        Total Number of Other      Number of Other Accounts
Edward C. Friedel, CFA             Accounts Managed/               Managed
                                     Total Assets*       ----------------------------
                                                             /Total Assets that are
                                                         Subject to Performance Fees
Registered Investment               1 / $55,968,059                   0
Companies
Other Pooled Investment             8/$758,082,642                    0
Vehicles
Other Accounts                  47,208/$22,191,314,786                0
*Mr. Bosse and Mr. Friedel co-manage many of NWQ's client accounts.
-----------------------------------------------------------------------------

Compensation Structure

NWQ's portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios, an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by the increase in profitability of NWQ over time) made to most investment professionals. NWQ is a majority-owned subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

As of December 31, 2005, NWQ had nine institutional accounts that have investment management fees calculated in part on the performance of the account versus a benchmark ("performance based fees accounts"). The performance based fee accounts are managed identically to other institutional accounts within the same strategy and there are no additional investment risks taken in conjunction with this type of investment management fee. The portfolio manager who manages these performance based fee accounts does not receive any additional compensation from these accounts based on any performance fees received from such accounts.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account.
More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

o     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

o     If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

o     With respect to many of its clients' accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

o     The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING As required by SEC rules, the
Funds, their Advisor, Subadvisor and Distributor have adopted codes of ethics.
These codes govern securities trading activities of investment personnel,
Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION

MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH
Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote
"for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden.
In order to efficiently discharge its duty to vote proxies, Advisor has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Advisor, which are set forth in detail herein. Accordingly, Advisor will generally follow the ISS recommendations in voting proxies.

In general, Advisor believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Advisor believes will result in financial rewards for its clients.

Advisor reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of
Advisor's clients. Any vote contrary to a stated policy must be approved by the
Trade Management Oversight Committee of the Advisor's Board of Directors, or
that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Advisor's clients.

CONFLICTS OF INTEREST

Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Advisor.

Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management
Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Advisor, and other information actually known by a member of the Trade Management Oversight Committee.
In the event that the Trade Management Oversight Committee determines that
Advisor has a material conflict of interest with respect to a proxy proposal, then Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade
Management Oversight Committee or that committee's designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where
Advisor determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Advisor as well as the basis for any determination that Advisor does not have a material conflict of interest in respect of a particular matter.

ROUTINE MATTERS

VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Advisor will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Advisor shall withhold its vote for such candidates. To the extent practicable, Advisor will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:

    o Long-Term Corporate Performance Record. When Advisor believes that there has been consistent underperformance by a company, Advisor will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Advisor will examine the company's financial performance measures, market-based performance measures, Standard & Poor's Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Advisor will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation.
      Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.

RATIFYING AUDITORS.
Advisor will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS

MAJORITY OF INDEPENDENT DIRECTORS.
Advisor will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors. Advisor will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.

STAGGERED VERSUS ANNUAL ELECTIONS.
Advisor will vote for proposals to repeal classified boards and elect all directors annually. Advisor will vote against proposals to classify boards. A classified Board is one in which all directors are not elected in the same year;
rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.

CUMULATIVE VOTING.
Advisor will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions. Advisor will vote against proposals to eliminate cumulative voting. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).

While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Advisor to vote against providing for cumulative voting:

(a) Annually elected board;
(b) Majority of board composed of independent directors; (c) Nominating committee composed solely of independent directors; (d) Confidential voting
(however, there may be a provision for suspending confidential voting during proxy contests); (e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice; (f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;

(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;

(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);

(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.

In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance.
For example, the board may have recently replaced management or changed strategic direction.

PREEMPTIVE RIGHTS.
Advisor will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights. Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Advisor will look at the size of the company and the characteristics of its shareholder base.

STOCK OWNERSHIP REQUIREMENTS.
Advisor will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.

TERM OF OFFICE.
Advisor will vote against shareholder proposals to limit the tenure of outside directors.

AGE LIMITS
Advisor will vote against shareholder proposals to impose mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION. Advisor will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2)
such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Advisor will vote against proposals that are overly broad.

SEPARATING CHAIRMAN AND CEO.
Advisor will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis. In cases in which corporate performance is average or better relative to a peer group and market index,
Advisor will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Advisor will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.

SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Advisor will vote against proposals that provide that directors may be removed only for cause. Advisor will vote for proposals to restore shareholder ability to remove directors with or without cause.
Advisor will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Advisor will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause
(guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.

SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Advisor will vote against proposals to restrict or prohibit shareholder ability to call special meetings. Advisor will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management. According to the Institutional Shareholder Services, Inc. (ISS)
database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S& P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.

Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.

The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD. Advisor will vote for proposals that seek to fix the size of the board. Advisor will vote against proposals that give management the ability to alter the size of the board without shareholder approval.

SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Advisor will vote against proposals to restrict or prohibit shareholders from taking action by written consent. Advisor will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional
Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting. Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the
SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.

PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS. Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Advisor's Trade Management
Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.

REIMBURSING PROXY SOLICITATION EXPENSES.
Advisor will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis. Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable.
If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.

COMPENSATION

EXECUTIVE COMPENSATION PLANS.
Advisor will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Advisor will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional
Shareholder Services (ISS), which is a variation of the widely known
Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Advisor will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Advisor will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Advisor does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Advisor does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Advisor does not favor "omnibus" or
      "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Advisor generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Advisor does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock
      Ownership, or Accelerated-Ownership Options). Advisor does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price.
      The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Advisor does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Advisor does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Advisor generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Advisor does not favor plans that authorize the Board of
      Directors or its Compensation Committee to materially amend a plan without shareholder approval.

DIRECTOR COMPENSATION.
Advisor will vote for director compensation plans on a case-by-case basis.
Advisor favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Advisor will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis. Advisor will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Advisor opposes shareholder proposals that impose arbitrary limits on compensation.

GOLDEN AND TIN PARACHUTES.
Advisor will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification. Advisor will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes"
in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Advisor will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Advisor will vote for proposals seeking shareholder approval to implement an
ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares). ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.

EMPLOYEE STOCK PURCHASE PLANS.
Advisor will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock
(usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.

401(K) EMPLOYEE BENEFIT PLANS.
Advisor will vote for proposals to implement 401(k) savings plans for employees.

MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS.
Advisor will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Advisor's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:

o      existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
o      whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
o      anticipated financial and operating benefits, including synergies to be obtained, if any;
o      offer price;
o      preservation or elimination of shareholder rights;
o      whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
o      other options that may be available.

ASSET SALES.
Advisor will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Advisor will vote for spin-offs that add economic value to its clients'
investment. A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:

o      tax and regulatory advantages;
o      market reaction to the announcement of proposed spin-off;
o      effects of spin-off on parent company;
o      planned use of sale proceeds;
o      managerial incentives that promote entrepreneurial behavior and better control over operations; and
o      possible motivation to thwart takeover attempts.

LIQUIDATIONS.
Advisor will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.

APPRAISAL RIGHTS.

Advisor will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.

Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.

Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.

BLANK CHECK PREFERRED STOCK.
Advisor will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Advisor will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Advisor will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Advisor will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Advisor will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK. Advisor will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

DEBT RESTRUCTURINGS.
Advisor will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Advisor will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES

SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Advisor will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification. Advisor will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills. Advisor may consider supporting a poison pill if the following factors are present:

o     20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);
o      sunset provisions of five years or less;
o     shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;
      and
o      no dead-hand or no-hand features.

FAIR PRICE PROVISIONS.
Advisor will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Advisor will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).

GREENMAIL.
Advisor will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Advisor will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments. Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.

PALE GREENMAIL.
Advisor will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail. Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Advisor will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.

UNEQUAL VOTING RIGHTS.
Advisor will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Advisor adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.

SUPERMAJORITY VOTE REQUIREMENTS.
Advisor will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations. Advisor will vote for shareholder proposals to lower such supermajority requirements.

WHITE SQUIRE PLACEMENTS.
Advisor will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes. White Squire
Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.

PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE. Advisor
will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Advisor's investment mandate from the client directs Advisor to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.

STATE TAKEOVER STATUTES.
Advisor will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.

Control Share Cash-Out Statutes give dissident shareholders the right to
"cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.

Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.

Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.

Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES

SHARE REPURCHASE PROGRAMS.
Advisor will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

REDUCING PAR VALUE OF COMMON STOCK.
Advisor will vote for management proposals to reduce the par value of common stock.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Advisor will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS.
Advisor will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Advisor will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.

How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Advisor will evaluate the proposal as if it were a request for additional authorized shares.
In extraordinary cases, Advisor will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Advisor than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Advisor will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.

Advisor will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities.
Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.

When faced with a request to increase authorized common shares, Advisor will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Advisor recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.

Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market.
Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.

Advisor recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Advisor recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Advisor will generally vote for management proposals to change the corporate name.

REINCORPORATION PROPOSALS.
Advisor will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Advisor will generally vote against reincorporation proposals.

CONFIDENTIAL VOTING.
Advisor will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.

EQUAL ACCESS.
Advisor will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii)
to nominate their own candidates to the board. Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.

BUNDLED PROPOSALS.
Advisor will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally.
However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.

SHAREHOLDER ADVISORY COMMITTEES.
Advisor will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.

ANNUAL MEETING LOCATION.
Advisor will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.

DISCLOSURE.
Advisor will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.

INVESTMENT COMPANY PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted,
Advisor did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.

There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.

ELECTION OF DIRECTORS.
Advisor votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the Funds and family of funds;
and, attendance at board and committee meetings. Advisor will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.

APPROVE NEW CLASSES OR SERIES OF SHARES
Advisor will vote for the establishment of new classes or series of shares.

INVESTMENT ADVISORY AGREEMENTS.
Advisor will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; Fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase. Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to
Fund performance, the fee structure of peers, and the nature of the Funds'
investment profile. Another issue is changing advisors from a Fund to a subsidiary of the advisors or changing the advisory agreement due to a change in the structure or purpose of a Fund.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION Advisor will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the Funds' target investments; the reasons given by the Fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in a Fund's charter document that determine the investment practices of a Fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL Advisor will vote proposals to change a Fund's fundamental investment objective to nonfundamental on a case-by-case basis. Although it is generally undesirable for Funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of a Fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.

CHANGE IN FUND'S SUBCLASSIFICATION
Advisor will vote changes in a Fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a Fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment Fund under the Investment Company Act of 1940. A Fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that a Fund's performance could benefit from the change.

NAME CHANGE PROPOSALS
Advisor will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.

CHANGES TO THE CHARTER DOCUMENT
Advisor will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal;
the efficiencies that could result; and regulatory standards and implications.

CHANGE THE FUNDS' DOMICILE
Advisor will vote Fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.

CONVERT CLOSED-END FUNDS TO OPEN-END FUNDS [CLOSED-END FUNDS ONLY] Advisor will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end Fund; market in which a Fund invests;
measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.

PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Advisor will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.

PROXY CONTESTS
Advisor will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the Fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Advisor will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.

AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Advisor will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
A Fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the
Securities and Exchange Commission, the terms of which restrict the Funds'
ability to hire/terminate subadvisors arbitrarily.

DISTRIBUTION AGREEMENTS.
Advisor will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate. Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the Funds' shares. These fees provide a means of allowing a Fund to increase asset size and realize economies of scale.

MASTER-FEEDER STRUCTURE
Advisor will vote for the establishment of a master-feeder structure or the investment of Fund assets in an affiliated Fund. Master-feeder structures allow a Fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated Fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Advisor will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both Funds;
and continuity of management personnel.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT Advisor will vote against the establishment of a director ownership requirement.
Advisor is generally in favor of director ownership of Fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Advisor believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Advisor
will vote on the reimbursement of expenses on a case-by-case basis.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR Advisor will vote shareholders proposals to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES.
Advisor will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Advisor's clients will not be affected positively or negatively by the determination of such an issue, unless the Advisor's investment mandate from the client directs Advisor to follow a socially responsible investment strategy, in which case the Advisor vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Advisor's clients, Advisor will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Advisor's clients, Advisor will generally vote against the proposal. Where the Advisor is mandated to follow a socially responsible investment strategy, Advisor will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal. Advisor may consider the following in analyzing shareholder social proposals:

o     whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
o     the percentage of sales, assets, and earnings affected;
o     the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
o     whether the issues presented should be dealt with through government action or through company-specific action;
o     whether the company has already responded in some appropriate manner to the request embodied in the proposal;
o     whether the company's analysis and voting recommendation to shareholders is persuasive;
o     what other companies have done in response to the issue;
o     whether the proposal itself is well framed and reasonable;
o     whether implementation of the proposal would achieve the objectives sought in the proposal; and
o     whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's website. Go to
www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Advisor prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are CDA
Weisenberger and Lipper. Traders or portfolio managers may provide "interest"
lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Advisor and of the Chief Compliance Officer of
the Funds. The President of the Advisor and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party and will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Funds, the
Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor and subadvisor look for prompt execution of the order at a favorable price. The Advisor and sub-advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor and sub-advisor may select brokers and dealers based on whether they also offer research services (as described below). The Advisor and sub-advisor make decisions on portfolio transactions and select brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or sub-advisor in advising other accounts.
To the extent that receipt of these services may replace services for which the
Advisor, the sub-advisor or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor, the sub-advisor and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period October
1, 2002 through September 30, 2005, Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

Maximum Administrative Fee     Average Aggregate Daily Net Assets of the MTB Group of
                                                       Funds
---------------------------------------------------------------------------------------
0.06%                                         on the first $2 billion
---------------------------------------------------------------------------------------
0.03%                                          on the next $3 billion
---------------------------------------------------------------------------------------
0.02%                                          on the next $2 billion
---------------------------------------------------------------------------------------
0.0125%                                        on the next $3 billion
---------------------------------------------------------------------------------------
0.01%                                    on assets in excess of $10 billion
---------------------------------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum Administrative Fee     Average Aggregate Daily Net Assets of the MTB Group of
                                                       Funds
---------------------------------------------------------------------------------------
0.04%                                         on the first $5 billion
---------------------------------------------------------------------------------------
0.03%                                          on the next $2 billion
---------------------------------------------------------------------------------------
0.0175%                                        on the next $3 billion
---------------------------------------------------------------------------------------
0.015%                                   on assets in excess of $10 billion
---------------------------------------------------------------------------------------

Effective October 1, 2005, the administrative fees payable to FSC have been changed to reflect the following: Fees Payable to FSC:

Maximum Administrative Fee     Average Aggregate Daily Net Assets of the MTB Group of
                                                       Funds
---------------------------------------------------------------------------------------
0.04%                                         on the first $2 billion
---------------------------------------------------------------------------------------
0.03%                                          on the next $2 billion
---------------------------------------------------------------------------------------
0.02%                                          on the next $3 billion
---------------------------------------------------------------------------------------
0.0125%                                        on the next $3 billion
---------------------------------------------------------------------------------------
0.010%                                   on assets in excess of $10 billion
---------------------------------------------------------------------------------------

From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Boston Financial Data services, Inc. (BFDS) serves as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. The principal business address of BFDS is 2
Heritage Drive, North Quincy, MA 02171.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by
State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:

Annual   Fee,    billed   and  Average Monthly Net Assets of the MTB Group of Funds
payable monthly
-------------------------------------------------------------------------------------
0.037%                                       on the first $5 billion
-------------------------------------------------------------------------------------
0.034%                                        on the next $5 billion
-------------------------------------------------------------------------------------
0.0315%                                      on the next $10 billion
-------------------------------------------------------------------------------------
0.029%                                  on assets in excess of $20 billion
-------------------------------------------------------------------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Ernst &
Young LLP, an independently registered public accounting firm, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES

-------------------------------------------------------------------------------------------------------
                  Advisory Fee Paid/                Brokerage              Administrative Fee Paid/
                  Advisory Fee Waived            Commissions Paid         Administrative Fee Waived
                                           ------------------------------------------------------------
             ------------------------------------------------------------------------------------------
Funds        For the For the For the For the For the For the For the For the For
             the fiscal fiscal fiscal fiscal fiscal fiscal fiscal fiscal fiscal year year year year year year year year year ended ended ended ended ended ended ended ended ended December December December
             December December December December December December 31, 2005 31,
             2004 31, 2003 31, 2005 31, 2004 31, 2003 31, 2005 31, 2004 31, 2003
             ------------------------------------------------------------------------------------------
-------------                    ----------         ----------------------------------------
Moderate     $109,075/ $79,041   $35,209   $0       $0        $0        $27,978/0 $20,165/0 $10,323/$0
Growth Fund  $31,492   /14,247   /$35,209
II*
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Large Cap    $39,168/  $26,639   $13,249   $2,240   $9,118    $4,566    $3,583/0  $2,426/0  $1,419/$0
Value Fund   $39,168   /$26,639  /$13,249
II**
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Large Cap    $41,627/  $29,304   $15,798   $7,605   $5,502    $2,825    $3,141/0  $2,199/0  $1,391/$0
Growth Fund  $41,627   /$29,304  /$15,798
II***
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Aggressive   $361/     --        --        --       --        --        $88/0     --        --
Growth Fund  $361
II*
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Conservative $401/$401 --        --        --       --        --        $100/0    --        --
Growth Fund
II*
-------------------------------------------------------------------------------------------------------
* Start of performance dates: Moderate Growth Fund II- June 17,2002; Large Cap
Value Fund II- May 31, 2002; Large Cap Growth Fund II-May 31, 2002; Aggressive
Growth Fund II-May 3, 2005; Conservative Growth Fund II - May 3, 2005.

**Effective December 8, 2004, the Advisor delegated daily management of Large
Cap Value Fund II to NWQ Investment Management Company LLC as subadvisor.

***Prior to December 8, 2004, the Advisor delegated daily management of the
Large Cap Growth Fund II to Montag & Caldwell, Inc. as subadvisor.



12B-1 AND SHAREHOLDER SERVICES FEES

-----------------------------------------------------------------------------------------------
----------------------------  12b-1 Fees Paid    12b-1 Fees      Shareholder     Shareholder
Funds                                              Waived        Services Fee    Services Fee
                                                                     Paid           Waived

-----------------------------------------------------------------------------------------------
----------------------------     $109,075             0            $29,793            0
Moderate Growth Fund II
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
----------------------------      $13,988             0             $3,966            0
Large Cap Value Fund II
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
----------------------------      $12,243             0             $3,422            0
Large Cap Growth Fund II
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
----------------------------       $361               0              $144             0
Aggressive Growth Fund II
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
----------------------------       $401               0              $160             0
Conservative Growth Fund II
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?
=============================================================================

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors. Share performance does not reflect any charges and expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Funds may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii)
the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total Return is given for the period ended December 31, 2005. Yield is given for the 30-day period ended December 31, 2005.

-----------------------------------------------------------------------------------
Moderate Growth Fund II     30-Day Period          1 Year           Start of
                                                                     Performance
-----------------------------------------------------------------------------------
TOTAL RETURN
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                     N/A               4.00%              5.39%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
YIELD                           1.26%               N/A                N/A
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Large Cap Value Fund II     30-Day Period          1 Year           Start of
                                                                     Performance
-----------------------------------------------------------------------------------
TOTAL RETURN
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                     N/A               10.29%             6.30%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
YIELD                           0.91%               N/A                N/A
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 Large Cap Growth Fund      30-Day Period          1 Year           Start of
           II                                                      Performance
-----------------------------------------------------------------------------------
TOTAL RETURN
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                     N/A               2.02%              1.40%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
YIELD                           0.36%               N/A                N/A
-----------------------------------------------------------------------------------

--------------------------------------------------------------------
 Aggressive Growth Fund     30-Day Period     Start of Performance
           II
--------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes                     N/A                  8.18%
--------------------------------------------------------------------
--------------------------------------------------------------------
YIELD                           0.59%                  N/A
--------------------------------------------------------------------

--------------------------------------------------------------------
  Conservative Growth       30-Day Period     Start of Performance
        Fund II
--------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------
--------------------------------------------------------------------
Before Taxes                     N/A                  3.24%
--------------------------------------------------------------------
--------------------------------------------------------------------
YIELD                           2.35%                  N/A
--------------------------------------------------------------------
*Start of performance for Large Cap Growth Fund II and Large Cap Value Fund II
was May 31, 2002; start of performance for Moderate Growth Fund II was June 17,
2002; start of performance for Aggressive Growth Fund II and Conservative Growth
Fund II was May 3, 2005.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references  to ratings,  rankings,  and financial  publications  and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the
      Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:


o     Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time.

o     Dow Jones Industrial Average ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (All Funds)

o     Standard  &  Poor's Daily Stock Price Indices of 500 And 400 Common
      Stocks   are   composite   indices  of  common   stocks  in   industry,
      transportation,  and financial and public  utility  companies  that can be used to compare to the total returns of funds whose  portfolios  are
      invested  primarily  in  common  stocks.  In  addition,   the  Standard
      &  Poor's indices assume  reinvestment of all dividends paid by stocks listed on its indices.  Taxes due on any of these  distributions are not  included,  nor are  brokerage or other fees  calculated in the
      Standard & Poor's figures. (All Funds)

o     Standard & Poor's 500/Barra Value Index is a market
      capitalization-weighted index of the stocks in the Standard & Poor's
      500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
      (Large Cap Value Fund II)

o     Standard & Poor's 500/Barra Growth Index is a market
      capitalization-weighted index of the stocks in the Standard & Poor's
      500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
      (Large Cap Growth Fund II)

o     Standard & Poor's 500/ Citigroup Value Index is an unmanaged index comprised of approximately half the market capitalization of the S&P
      500 Index that have been identified as being on the value end of the growth-value spectrum.

o     Standard & Poor's 500/ Citigroup Growth Index is an unmanaged index comprised of approximately half the market capitalization of the S&P
      500 Index that have been identified as being on the growth investment end of the growth-value spectrum.

o     Consumer  Price  Index  is  generally  considered  to be a  measure  of inflation. (All Funds)

o     New York Stock  Exchange  Composite  Index is a market  value  weighted index which  relates all NYSE stocks to an  aggregate  market  value as of December 31, 1965, adjusted for capitalization changes. (All Funds)

o     Value Line  Composite  Index  consists of  approximately  1,700  common equity  securities.  It is based on a  geometric  average  of  relative price  changes of the  component  stocks and does not  include  income.
      (All Funds)

o     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

o     Bank  Rate  Monitor  National  Index,  Miami  Beach,   Florida,   is  a
      financial  reporting  service which  publishes  weekly average rates of
      50  leading  banks  and  thrift   institution   money  market   deposit
      accounts.  The  rates  published  in the index  are an  average  of the personal  account rates  offered on the Wednesday  prior to the date of publication  by ten of the  largest  banks and  thrifts  in each of the
      five  largest  Standard   Metropolitan   Statistical   Areas.   Account
      minimums range upward from $2,500 in each  institution  and compounding methods  vary.  If more than one rate is  offered,  the lowest  rate is used.  Rates  are  subject  to  change  at any  time  specified  by the institution.

o     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

o     Morningstar,  Inc., an independent rating service,  is the publisher of the  bi-weekly  Mutual Fund Values.  Mutual Fund Values rates more than
      l,000  NASDAQ-listed  mutual  funds of all  types,  according  to their risk-adjusted  returns.  The maximum rating is five stars,  and ratings are effective for two weeks. (All Funds)


Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the
Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $9.2 trillion to the more than 8,000 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended December 31,
2005 are incorporated by reference to the Annual Report to Shareholders of the
MTB Group of Funds dated December 31, 2005.

INVESTMENT RATINGS
=============================================================================

STANDARD AND POOR'S

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES
=============================================================================

MTB Managed Allocation Fund - Conservative Growth II

MTB Managed Allocation Fund - Moderate Growth II

MTB Managed Allocation Fund - Aggressive Growth II

MTB Large Cap Value Fund II

MTB Large Cap Growth Fund II

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Large Cap Value Fund II
NWQ Investment Management Company, LLC
2049 Century Park East
Los Angeles, CA 90067
Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203
Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN, FUND ACCOUNT AND SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS
Evaluation Associates LLC
Wiesenberger

SECURITY PRICING SERVICES
Reuters
Thomson/LX
JJ Kenney
FT Interactive Data
Bloomberg
FRI Corporation

RATINGS AGENCIES
Not applicable

PERFORMANCE REPORTING/PUBLICATIONS
Thomson Financial/ Vestek (Evaluation Associates)
ICI
RR Donnelly
Lipper
Standard & Poor's
Hartford Life
Morningstar
Bloomberg
Vickers

TRANSFER AGENT
Boston Financial Data Services, Inc.

INSURANCE COMPANIES
The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica
Financial Life Insurance Company

OTHER
Reed Smith LLP


PART C.     OTHER INFORMATION.
Item 23.  Exhibits
            (a)               (i) Conformed copy of Amended and Restated
                              Agreement and Declaration of Trust of MTB Group of
                              Funds, a Delaware Statutory Trust; (41)
(ii)                          Conformed copy of Amendment to Certificate of
                              Trust of MTB Group of Funds, a Delaware Statutory
                              Trust; (38)
            (b)   (i)         Copy of Amended and Restated By-Laws of MTB
                              Group of Funds, a Delaware Statutory Trust; (38)
                  (ii)        Copy of Amendment #1 to the Amended and Restated
                              By-Laws of MTB Group of Funds; (41)
                  (iii)       Copy of Amendment #2 to the Amended and Restated
                              By-Laws of MTB Group of Funds; (44)
            (c)               (i) Copy of Specimen Certificate for Shares of
                              Capital Stock of the Registrant; (8)
                  (ii)        Copy of Specimen Certificate
                              for Shares of Capital Stock
                              of the Vision Capital
                              Appreciation Fund; (15)
            (d)               (i) Conformed copy of Investment Advisory
                              Agreement of the Registrant (27 funds) dated
                              August 22, 2003; (39)

                  (ii) Conformed copy of Investment Advisory Agreement of the
                  Registrant (2 money market funds) dated August 22, 2003; (39)

                  (iii) Conformed copy of Investment Advisory Agreement of the
                  Registrant (5 funds)dated August 22, 2003; (39)

                  (iv) Conformed copy of Sub-Advisory Agreement for the MTB
                  Small Cap Stock Fund (Mazama Capital Management, Inc.), dated
                  August 22, 2003; (39)

                  (v) Conformed copy of Sub-Advisory Agreement for MTB Small Cap
                  Stock Fund (LSV Asset Management), dated August 22, 2003; (39)

                  (vi) Conformed copy of Sub-Advisory Agreement for MTB
                  International Equity Fund (UBS Global Asset Management), dated
                  August 22, 2003; (39)

                  (vii) Conformed copy of Amendment to Sub-Advisory Agreement for MTB Small Cap Stock Fund (Mazama Capital Management,
                  Inc.); (39)

(viii) Conformed copy of Amendment to Sub-Advisory
                  Agreement for MTB Small Cap Stock Fund (LSV Asset Management);
                  (39)

(viv) Conformed copy of Amendment to Sub-Advisory
                  Agreement for MTB International Equity Fund (UBS Global Asset
                  Management (Americas), Inc.); (39)

(ix)                          Conformed copy of Investment Advisory Contract
                              Letter Agreement, dated April 1, 2004; (39)
(x)                           Conformed copy of Amendment to Subadvisory
                              Agreement among MTB Group of Funds, MTB Investment
                              Advisors, Inc. and Independence Investment LLC;
                              (41)
(xi)                          Conformed copy of Sub-Advisory Agreement for MTB
                              Large Cap Value Fund and MTB Large Cap Value Fund
                              II (NWQ Investment Management Company, LLC) dated
                              December 8, 2004; (42)
(xii)                         Conformed copy of Sub-Advisory Agreement for MTB
                              Equity Income Fund (DePrince, Race & Zollo, Inc.)
                              dated December 8, 2004; (42)
(xiii)                        Conformed copy of Investment Advisory Contract
                              Letter Agreement, dated February 15, 2005
                              (Variable Annuity Funds); (44)
(xiv)                         Conformed copy of Investment Sub-Advisory Contract
                              Letter Agreement For the Mid Cap Fund, dated
                              December 8, 2004;(43)
(xv)                          Conformed copy of Investment Sub-Advisory Contract
                              Letter Agreement for the Small Cap Fund, date
                              December 8, 2004; (43)
(xvi)                         Conformed copy of Schedule A to the Investment
                              Advisory Agreement of the Registrant (27 funds)
                              dated August 22, 2003; (43)
(xvii)                        Conformed copy of Investment Advisory Agreement of
                              the Registrant (2 money market funds) dated August
                              22, 2003; (43)
(xviii)                       Conformed copy of Schedule A to the Investment
                              Advisory Agreement of the Registrant (2 money
                              market funds); (44)
(xix)                         Conformed copy of Schedule A to the Investment
                              Advisory Agreement of the Registrant (27 funds);
                              (44)
(xx)                          Conformed copy of Investment Advisory Contract
                              Letter Agreement, dated January 6, 2006 (Maryland
                              and Virginia Municipal Bond Funds); (+)
(xxi)                         Conformed copy of Investment Advisory Contract
                              Letter Agreement, dated March 24, 2006 (Variable
                              Annuity Funds); (+)
            (e)               (i) Conformed copy of Distributor's Contract of
                              the Registrant, dated August 15, 2003; (39)
                  (ii)        Conformed copy of Amendment to Distributor's
                              Contract (September 22, 2003); (39)
                  (iii)       Conformed copy of Amendment #1 to Exhibit B to the
                              Distributor's Contract; (43)
                  (iv)        Conformed copy of Amendment #2 to Exhibit B to the
                              Distributor's Contract; (+)
            (f) Not applicable; (g) (i) Conformed copy of Custodian
                              Agreement of the Registrant, dated December 7,
                              2004 And Copy of Schedules A-D to
                        the Custodian Agreement of
                        the Registrant; (42)
(ii)                          Conformed copy of Custody, Fund Accounting and
                              Fund Administration Fee Schedule; (40)
(iii)                         Conformed copy of Securities Lending Authorization
                              Agreement between MTB Group of Funds and State
                              Street Bank & Trust Company; (41)
(iv)                          Copy of Appendix A to the Custodian Agreement
                              between the Registrant and State Street Bank,
                              dated April 29, 2005; (+)
(v)                           Conformed copy of Funds Transfer Addendum to the
                              Custodian Contract; (44)
            (h)               (i) Copy of Recordkeeping Agreement of the
                              Registrant; (43)
                  (ii)  Copy of Recordkeeping Agreement of the Registrant for
                        the VA Funds; (43)
                  (iii) Conformed copy of Agreement for Administrative Services and Transfer Agency Services between the Registrant and
                        Federated Services Company, dated November 1, 2000; (43)
                  (iv)  Conformed copy of Financial Administration and
                        Accounting Services Agreement between Registrant and
                        State Street Bank and Trust Company, dated November 8,
                        2000; (43)
                  (v)   Conformed copy of Shareholder Services Agreement of the
                        Registrant, dated November 8, 2000; (43)
                  (vi)  Conformed copy of Shareholder Services Plan, dated
                        November 1, 2000; (43)
                  (vii) Conformed copy of Shareholder Services Plan for the VA
                        Funds, dated February 22, 2005; (43)
                  (viii) Conformed copy of Participation Agreement of the
                        Registrant, including Exhibits A-E; (36)
                  (vi)  Conformed copy of Indemnification Agreement of the
                        Registrant; (36)
                  (vii) Conformed copy of Service Mark License Agreement; (39)
                  (viii) Conformed copy of Assignment and Consent of Fund
                              Participation Agreement; (40)
                  (ix)        Conformed copy of
                        Participation Agreement among
                        MTB Group of Funds, Edgewood
                        Services, Inc., MTB
                        Investment Advisors, Inc.,
                        TransAmerica Life Insurance
                        Co. and TransAmerica
                        Financial Life Insurance Co.;
                        (41)
                  (x)         Conformed copy of
                        Participation Agreement among
                        MTB Group of Funds, Edgewood
                        Services, Inc., MTB
                        Investment Advisors, Inc.,
                        and Hartford Life Insurance
                        Company, dated May 1, 2004,
                        including Schedules A-E;(42)
                  (xi) Copy of Mutual Fund Sales and Services Agreement of the
                  Registrant; (+)

                  (xii) Conformed copy of Agreement for Transfer Agency Services between the Registrant and Boston Financial Data Services,
                  Inc., dated November 1, 2000; (43)

(xiii) Conformed copy of
                  Agreement for Administrative Services between the Registrant and Manufacturers and Traders Trust Company; (43) (xiv)

                  Conformed copy of Amendment No. 1 to Schedules A and C of the
                  Participation Agreement with Transamerica Life Insurances Co.
                  and Transamerica Financial Life Insurance Co.; (43)
(xv)
                  Conformed copy of Amendment
                              #9 to the Agreement for
                              Administrative Services and
                              Transfer Agency Services
                              Between the Registrant and
                              Federated Services Company;
                  (44)

(xvi) Conformed copy of Amended and Restated Financial
                  Administration and Accounting Services Agreement between the
                  Registrant and State Street Bank and Trust Company; (43)

(xvii) Conformed copy of Assignment of Contracts between
                  Federated Services Company and State Street Bank and Trust
                  Company; (44)

(xviii) Copy of Exhibit 1 to the Agreement for Administrative
                  Services [and Transfer Agency Services] with Federated
                  Services Company, dated January 11, 2006;(+)
(xviv) Conformed
                  Copy of Amendment 10 to Agreement for Administrative Services
                  [and Transfer Agency Services];(+) (xx) Conformed Copy of
                  Exhibit A
                              to Shareholder Services Plan,
                              dated January 11, 2006;(+)
                  (xxi)       Copy of Exhibit A to Shareholder Services
                              Agreement, dated January 11, 2006;(+)
                  (xxii)      Copy of Exhibit 1 to the Administrative Services
                              Agreement, dated January 11, 2006;(+)
                  (xxiii)     Conformed copy of Amendment 5 to Agreement for
                              Administrative Services; (+)
            (i)               Conformed copy of Opinion and Consent of Counsel
                              as to legality of shares being registered; (11)
            (j)               (i) Conformed copy of Consent of Ernst & Young
                              LLP, Independent Registered Public Accounting
                              Firm; (+)
                  (ii)        Conformed copy of Consent of Tait, Weller &
                              Baker,
                              LLP, Independent Registered Public Accounting
                              Firm;(46)
            (k) Not applicable; (l) Conformed copy of Initial
                              Capital Understanding; (11)
            (m)   (i)         Conformed copy of Rule 12b-1
                              Agreement of the Registrant
                              and Edgewood Services, Inc.;
                                      (41)
                  (ii)        Conformed copy of Rule 12b-1 Plan regarding Class
                              B Shares and Class C Shares of the Registrant;
                              (40)
                  (iii)       Conformed copy of Rule 12b-1 Plan (non-Class B
                              Shares and Class C Shares) of the Registrant; (40)
                  (iv)        Copy of Dealer (Sales) Agreement; (7)
                  (v)         Copy of Exhibit A to the Rule 12b-1 Plan; (+)
                  (vi)        Conformed copy of Contract Defining Responsibility
                              for Fees Under Non-Conforming Dealer
                              Agreement;(43)
                  (vii)       Conformed copy of Amendment #2 to Exhibit A to the
                              Non-Class Shares Rule 12b-1 Plan;(+)
            (n)               (i) Conformed copy of Multiple Class Plan of the
                              Registrant, dated March 24, 2003, including
                              Exhibits A-I; (40)
            (o)               (i) Conformed copy of Power of Attorney of the
                              Registrant; (39)
(ii)                          Conformed copy of Power of Attorney of Richard J.
                              Thomas; (39)
(iii)                         Conformed copy of Power of Attorney of Chairman
                              and Trustee Joseph J. Castiglia; (41)
(iv)                          Conformed copy of Power of Attorney of Trustee
                              Marguerite Hambleton; (45)
            (p)               (i) Copy of Code of Ethics for Access Persons
                              (Manufacturers and Traders Trust Company); (36)
                  (ii)        Copy of Code of Ethics of Vision Group of Funds,
                              Inc.; (29)
                  (iii)       Copy of Montag & Caldwell, Inc. Code of
                              Ethics and
                              Standards of Practice; (36)
                  (iv)        Copy of Independence Investment Associates, Inc.
                              and Subsidiaries Code of Ethics; (30)
                  (v)         The Registrant hereby
                              incorporates, on behalf of
                              the Distributor, the
                              conformed copy of the Code of
                              Ethics for Access Persons
                              from Item 23(p) of the
                              Federated Institutional Trust
                              Registration Statement on
                              Form N-1A filed with the
                              Commission on September 30,
                              2003 (File Nos. 33-54445 and
                              811-7193).
                  (vi)        Copy of Code of Ethics of UBS Brinson/Brinson
                              Partners, Inc.; (32)
                  (vii)       Copy of Code of Ethics of LSV Asset Management;
                              (34)
                  (viii)      Copy of Code of Ethics of Mazama Capital
                              Management,
                              Inc. (34)

-------------------------------------------------------------
+     All exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed
      June 17, 1993.  (File Nos. 33-20673 and 811-5514)
8.     Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos.
       33-20673 and 811-5514)
11.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
15.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos.
       33-20673 and 811-5514)
23.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
27.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
29.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
32.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos.
       33-20673 and 811-5514)
34.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos.
       33-20673 and 811-5514)
36.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 54 on Form N-1A filed June 27, 2002 (File Nos. 33-20673 and
       811-5514)
37.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 55 on Form N-1A filed April 21, 2003 (File Nos. 33-20673 and 811-5514)
38.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 57 on Form N-1A filed August 22, 2003 (File Nos. 33-20673 and 811-5514)
39.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 59 on Form N-1A filed April 28, 2004 (File Nos. 33-20673 and 811-5514)
40.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 60 on Form N-1A filed July 1, 2004 (File Nos. 33-20673 and
       811-5514)
41.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 61 on Form N-1A filed August 27, 2004 (File Nos. 33-20673 and 811-5514)
42.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 62 on Form N-1A filed February 11, 2005 (File Nos. 33-20673 and 811-5514)
43.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 63 on Form N-1A filed April 28, 2005 (File Nos. 33-20673 and 811-5514)
44.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 65 on Form N-1A filed August 29, 2005 (File Nos. 33-20673 and 811-5514)
45.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 66 on Form N-1A filed October 7, 2005 (File Nos. 33-20673 and 811-5514)
46.    Response is incorporated by reference to Registrant's Post-Effective
       Amendment No. 67 on Form N-1A filed February 17, 2006 (File Nos. 33-20673 and 811-5514)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            ----------------------------------------------

            None

Item 25.    Indemnification:  7
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            ---------------------------------------------

    (a)     MTB Investment Advisors, Inc., (MTBIA), a
            subsidiary of Manufacturers and Traders Trust
            Company ("M&T Bank") performs investment
            advisory services for the Registrant.  As of
            March 31, 2004, MTBIA and entities affiliated
            with MTBIA or its predecessors managed
            approximately $5.5 billion in money market
            mutual fund assets and $3.3 billion in net
            assets of fluctuating mutual funds. M&T Bank is
            the principal banking subsidiary of M&T Bank
            Corporation, a $50 billion bank holding company
            as of March 31, 2004, headquartered in Buffalo,
            New York.  As of March 31, 2004, M&T Bank had
            over 650 offices throughout New York State,
            Maryland, Delaware, Virginia, West Virginia,
            Pennsylvania, and Washington, D.C., and an
            office in the Cayman Islands, British West
            Indies.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. As of December 31, 2003, M&T
            Bank had over $24.4 billion in assets under management. Except for
            MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or
            Employment is with MTBIA.

_____________________

7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and
      811-5514)

      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              MTBIA              Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,         Officer            President, M&T Bank
19TH Floor                                Corporation and M&T Bank
Buffalo, NY 14203-2396

Michael D. Buckley     Director           Group Chief Executive,
Bankcentre, Ballsbridge                   Allied Irish Banks, plc
Dublin, 6, Ireland

R. Carlos Carballada Director Chancellor Emeritus, 255 East Avenue New York
State Board 3rd Floor of Regents
Rochester, NY 14604-2624

T. Jefferson Cunningham III Director Chairman of the 1100 Route 52 Director's
Advisory Lagrangeville, NY 12540 Council, Hudson Valley
                                          Division of
                                          Manufacturers
                                          and Traders Trust
                                          Company

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc.
                                          and Buffalo Crushed
                                          Stone, Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Derek C. Hathaway      Director           Chairman of the Board,
350 Poplar Church Road                    President and Chief
Camp Hill, PA 17011                       Executive Officer,
                                          Harsco Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

Gary Kennedy           Director            Group Director, Finance
AIB Group, AIB                             and Enterprise Technology,
Bankcentre, Ballsbridge                    Allied Irish Banks, plc
Dublin, 4, Ireland

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                             President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Eugene J. Sheehy        Director          Chairman and Chief
25 South Charles Street                   Executive Officer,
22nd Floor                                 M&T Bank's Mid-Atlantic
Baltimore, MD 21201                        Division

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza      Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company

Item 27.    Principal Underwriters:
            -----------------------
            (a)   Edgewood  Services,   Inc.  the  Distributor  for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment  companies,  including the Registrant:
                  BBH  Fund,  Inc.,  BBH  Trust,  Excelsior  Funds,
                  Inc., Excelsior  Institutional  Trust,  Excelsior
                  Tax-Exempt  Funds,  Inc.,   Hibernia  Funds,  The
                  Huntington   Funds,   Huntington  VA  Funds,  MTB
                  Group of Funds and WesMark Funds.
            (b)
         (1) (2) (3) Name and Principal Positions and Offices
Positions and Offices
Business Address              With Distributor                With Registrant
Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.           --
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive            --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002
                              Edgewood Services, Inc.
Peter J. Germain              Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ              Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                   --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson Secretary,                                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler               Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                   Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds            Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779
                              (Notices should be sent to the
                              Agent for Service at the above address)

                              5800 Corporate Drive,
                              Pittsburgh, Pennsylvania 15237-7010

Boston Financial Data         2 Heritage Drive
Services, Inc.                North Quincy, Massachusetts 02171
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Co-Administrator")          1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.          One M&T Plaza
("Co-Administrator")          Buffalo, New York 14240

MTB Investment Advisors,Inc., 100 E. Pratt Street, 17th Floor
a subsidiary of               Baltimore, MD 21202
Manufacturers and Traders
Trust Company ("Adviser")

LSV Asset Management          200 West Madison Street
("Sub-Adviser" to the MTB     Suite 2780
Small Cap Stock Fund and      Chicago, Illinois 60806
the MTB Mid Cap Stock Fund)

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the MTB          Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

NWQ Investment Management          2049 Century Park East
Company, LLC                       Los Angeles, California 90067
("Sub-Adviser" to the MTB Large
 Cap Value Fund and the MTB Large
 Cap Value Fund II)

Hansberger Global                  401 East Los Olas Blvd.
Investors, Inc. ("Sub-Adviser"     Suite 1700
to the MTB International Equity    Fort Lauderdale, FL 33301
Fund)

SSgA Funds Management, Inc.        State Street Financial Center
("Sub-Adviser" to the MTB          One Lincoln Street
International Equity Fund)         Boston, MA 0211-2900

DePrince, Race & Zollo, Inc.   201 South Orange Avenue
("Sub-Adviser" to the MTB          Suite 850
Equity Income Fund)                Orlando, Florida 32801

State Street Bank                P.O. Box 8609
and Trust Company("Custodian")   Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees/Directors and the calling of special shareholder meetings by shareholders.

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
    Investment Company Act of 1940, the Registrant, MTB GROUP OF FUNDS,
    certifies that it meets all of the requirements for effectiveness of this
    Amendment to its Registration Statement pursuant to Rule 485(b) under the
    Securities Act of 1933 and has duly caused this Amendment to its
    Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on
    the 27th day of April, 2006.

                        MTB GROUP OF FUNDS

                            BY: /s/ C. Grant Anderson
                            C. Grant Anderson, Secretary
                            April 27, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
    ----                      -----                   ----

By: /s/ C. Grant Anderson
    C. Grant Anderson Attorney In Fact April 27, 2006 SECRETARY For the Persons
                           Listed Below

    NAME                      TITLE

Joseph J. Castiglia*          Chairman of the Board and Trustee

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard N. Paddock*           Treasurer
                              (Principal Financial Officer)

William H. Cowie, Jr.*        Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

Richard B. Seidel*            Trustee

Dr. Marguerite D. Hambleton*  Trustee

* By Power of Attorney